             As filed with the Securities and Exchange Commission

                             on March 19, 1997

                     Registration No. 33-15881  811-07917
                     ------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]

                       Pre-Effective Amendment No.                  [ ]

                      Post-Effective Amendment No. 1                [X]

                                    and/or

                            REGISTRATION STATEMENT

                  UNDER THE INVESTMENT COMPANY ACT OF 1940          [_]


                              Amendment No. 2                       [X]

                       (Check appropriate box or boxes)

                           HORACE MANN MUTUAL FUNDS

              (Exact Name of Registrant as Specified in Charter)
                             ONE HORACE MANN PLAZA
                          SPRINGFIELD, ILLINOIS 62715
         (Address of Principal Executive Offices, including Zip Code)

                                 (217)789-2500

             (Registrant's Telephone Number, including Area Code)

                                ANN M. CAPARROS
                             ONE HORACE MANN PLAZA
                          SPRINGFIELD, ILLINOIS 62715
                    (Name and Address of Agent for Service)

                                   COPY TO:

                               CATHY G. O'KELLY
                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 N. LASALLE
                            CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:

__Immediately upon filing pursuant to paragraph (b) of Rule 485
__On (date) pursuant to paragraph (b) of Rule 485
__60 days after filing pursuant to paragraph (a)(i) of Rule 485
__On (date) pursuant to paragraph (a)(i) of Rule 485
X 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
--

If appropriate, check the following box:

__this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1997, will be filed before February 28, 1998.

Note:


The primary purpose of this Post-Effective Amendment No. 1 on Form N-1A is to add four new series to Horace Mann Mutual Funds, which currently has three series. Each of the new series will be created as a result of the reorganization of the following mutual funds into a corresponding series: Horace Mann Growth Fund, Inc. (2-13450 and 811-778); Horace Mann Balanced Fund, Inc. (2-81826 and 811-3665); Horace Mann Income Fund, Inc. (2-81831 and 811-3664); and Horace
Mann Short-Term Investment Fund, Inc. (2-81830 and 811-3666). The reorganization will be subject to the vote of shareholder of each fund on or about April 23, 1997. It is anticipated that a Notice and Proxy Statement will be filed with the Securities and Exchange Commission on or about March 11, 1997.

                            HORACE MANN MUTUAL FUNDS
                             Cross Reference Sheet
                           (As Required by Rule 495)


Item Number in Form N-1A                                       Caption
------------------------                                       -------

                              PART A - PROSPECTUS
                              -------------------
1.  Cover Page                                                 Cover Page

2.  Synopsis                                                   Cover Page

3.  Condensed Financial Information                            Investment Return

4.  General Description of the Registrant                      The Trust, the Funds, and Their Investment Objectives and
                                                               Policies; Types of Investments and Associated Risks;
                                                               Appendix A.

5.  Management of the Fund                                     Management

5A. Management's Discussion of Fund Performance                Not Applicable

6.  Capital Stock and other Securities                         Voting Rights, Purchases and Redemptions; Shareholder
                                                               Inquiries; Dividends, Distributions and Federal Taxes

7.  Purchase of Securities Being Offered                       Purchases and Redemptions
                                                               Dividends, Distributions and Federal Taxes

8.  Redemption or Repurchase                                   Purchases and Redemptions

9.  Pending Legal Proceedings                                  Not Applicable

Horace Mann Mutual Funds
Cross Reference Sheet (continued)


Item Number in Form N-1A                                       Caption
------------------------                                       -------

                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                 --------------------------------------------
10.  Cover Page                                                Cover Page

11.  Table of Contents                                         Table of Contents

12.  General Information and History                           General Information

13.  Investment Objectives and Policies                        Investment Restrictions

14.  Management of the Fund                                    Management of the Funds

15.  Control Persons and Principal Holders of Securities       Control Persons and Principal Holders of Securities
                                                               Management of the Funds

16.  Investment Advisory and Other Securities                  Investment Advisory Agreements; Appendix A; Appendix B;
                                                               Other Services

17.  Brokerage Allocation                                      Brokerage Allocation

18.  Capital Stock and Other Securities                        Control Persons and Principal Holders of Securities

19.  Purchase, Redemption and Pricing of Securities Being      Purchase, Redemption and Pricing of Fund Shares
     Offered

20.  Tax Status                                                Tax Status

21.  Underwriters                                              Not applicable

22.  Calculations of Performance Data                          Investment Performance

23.  Financial Statements                                      Independent Auditors Report, Statement of Net Assets


                                    PART C
                                    ------

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this amended Registration Statement.

The Horace Mann Mutual Funds


The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership ("shares") in seven separate investment portfolios: the Balanced Fund, the Growth Fund, the Income Fund, the International Equity Fund, the Short-Term Investment Fund, the Small Cap Growth Fund and the Socially Responsible Fund. These funds collectively are referred to as the "Funds." The Funds issue shares that are continually offered for sale and are available exclusively as funding vehicles for the variable annuity contracts of Horace Mann Insurance Company. Fund shares may be purchased or redeemed at net asset value.

The primary investment objective of the Growth Fund is long-term capital growth; conservation of principal and production of income are secondary objectives.
The Growth Fund invests primarily in common stocks.


The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in debt securities.

The investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments.


The investment objective of the International Equity Fund is long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.


The primary investment objective of the Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Investment Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a constant net asset value per share.


The investment objective of the Small Cap Growth Fund is long-term capital appreciation. The Small Cap Growth Fund invests primarily in a portfolio of equity securities of small cap companies with earnings growth potential.


The investment objectives of the Socially Responsible Fund are long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests primarily in a diversified portfolio of equity securities of United States based companies, which are determined to be socially responsible pursuant to criteria set forth in this prospectus.

As a result of the market risk inherent in any investment, there is no assurance that any Fund will meet its investment objectives.


This Prospectus sets forth concisely the information a prospective investor should know before investing. Additional information about the Funds has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1997, which is incorporated herein by reference and may be amended from time to time. The Statement of Additional Information is available upon request, without charge, by writing to the Horace Mann Mutual Funds, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page ___ of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                  The date of this Prospectus is May 1, 1997.

TABLE OF CONTENTS

TOPIC                                                                    PAGE
-----                                                                    ----

THE TRUST, THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES.........     2
  Growth Fund..........................................................     2
  Income Fund..........................................................     3
  Balanced Fund........................................................     4
  Short-Term Investment Fund...........................................     5
  Small Cap Growth Fund................................................     6
  International Equity Fund............................................     6
  Socially Responsible Fund............................................     7

TYPES OF INVESTMENTS AND ASSOCIATED RISKS..............................     8

MANAGEMENT.............................................................    16
  Investment Adviser and Manager, Horace Mann Investors, Inc...........    16
  The Subadvisers......................................................    18
     Growth Fund.......................................................    18
     Income Fund.......................................................    18
     Balanced Fund.....................................................    19
     Short-Term Investment Fund........................................    19
     Small Cap Growth Fund.............................................    20
     International Equity Fund.........................................    20
     Socially Responsible Fund.........................................    21
     General...........................................................    21
  Transfer Agent and Dividend Paying Agent.............................    21
  Custodian and Fund Accounting Agent..................................    21
  Investment Return....................................................    21
  Other Information On The Performance Of PNC Equity Advisors Company..    22
  Other Information On The Performance Of Scudder, Stevens & Clark.....    23

PURCHASES AND REDEMPTIONS..............................................    26

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.............................    27

VOTING RIGHTS..........................................................    28
PUBLIC SHAREHOLDER COMMUNICATIONS......................................    29
SHAREHOLDERS INQUIRIES.................................................    29
ADDITIONAL INFORMATION.................................................    30
APPENDIX A.............................................................


CONDENSED FINANCIAL INFORMATION


The condensed financial information for the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund under the heading "Financial Highlights" in the Fund's Annual Report for the year ended December 31, 1996 and the Report of Independent Auditors thereon, is incorporated herein by reference. Additional information about the Funds' performance, including Management's Discussion and Analysis, is also contained in the 1996 Annual Report which accompanies this Prospectus. Additional copies of the Annual Report may be obtained without charge by writing to the Horace Mann Mutual Funds, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a request by telefacsimile (FAX) transmission to
(217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).
Financial information for the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund is located in the Statement of Additional Information under the Section entitled "Financial Statements."

THE TRUST, THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES

The Trust was organized as a Delaware business trust under a Declaration of Trust dated November 7, 1996. The Declaration of Trust permits the Trust to offer shares of separate funds. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of funds in addition to the Funds described herein.


Horace Mann Investors, Inc. ("Investors") serves as each Fund's investment adviser and manager. Investors has entered into agreements with Wellington Management Company, LLP to act as the subadviser for the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund, PNC Equity Advisors Company to act as the subadviser for the Small Cap Growth Fund and Scudder, Stevens & Clark, Inc. to act as the subadviser for the International Equity Fund and the Socially Responsible Fund. Additional information about each adviser is under "Management."

The investment objectives and policies of each Fund are described below. Prospective purchasers should recognize that there are risks in the ownership of any security and that there can be no assurance that the objectives of the Funds will be realized.

Each Fund seeks to attain its objective by pursuing investment policies that call for investments in certain types of securities and by employing various investment strategies. These investment policies and strategies may be changed without shareholder approval. However, each Fund will not, as a matter of policy, change its investment policies without notice to its shareholders.

Each Fund has also adopted certain fundamental investment limitations that, along with its objective, may be changed only with the approval of a "majority of the outstanding shares of a Fund."

Supplemental information on the investment policies as well as a description of the investment restrictions of each Fund are contained in the Statement of Additional Information.

GROWTH FUND

The investment objective of the Growth Fund is long-term capital growth. Secondary objectives are conservation of principal and production of income.


The Growth Fund ordinarily invests substantially all of its assets in common stocks of domestic companies of various sizes and operating histories, both listed and non-listed, in a variety of industries. The Growth Fund may also invest in preferred stocks. Additionally, up to 10% of the Growth Fund's assets may be invested in U.S. dollar-denominated securities of foreign issuers, including common stock, preferred stock, convertible debentures, and American Depository Receipts. The Fund will not invest in securities subject to restrictions on disposition under the Securities Act of 1933 or purchase securities not freely marketable.

To achieve its objectives of long-term capital growth, conservation of principal and production of income, the Growth Fund employs a "Value-Yield" strategy in making investments. "Value-Yield" investing concentrates on stocks which sell at low prices relative to certain measures of company value such as the price/earnings ratio and the price/book ratio. These stocks also tend to have above-average dividend yields.

The Growth Fund may also invest a portion of its assets in fixed income securities. The investment policies of the Growth Fund limit fixed-income investments to those debt securities described below for the Income Fund except
(a) the debt securities in which the Growth Fund may invest must be (i) rated within the four highest ratings as determined by Moody's Investors Service, Inc. or by Standard and Poor's Corporation and (ii) are U.S. dollar denominated and
(b) the Growth Fund may invest up to 10% of its total assets in category 1.(d) in under "Income Fund" below.


The Growth Fund may make interim investments in short-term debt instruments in order to generate a return on otherwise idle cash. If a market decline is expected, the Growth Fund may sell its portfolio securities and invest all or part of the proceeds in investment grade corporate bonds, debentures, preferred stock and U.S. Government securities; or it may retain funds in the form of cash or cash equivalents.

INCOME FUND

The investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Fund will use the Lehman Brothers Aggregate Bond Index (the "Index") to represent the U.S. bond market. The Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities and asset-backed securities. The index includes only investment grade instruments, while the Income Fund may invest up to 25% of its assets in non-investment grade instruments.


The Income Fund seeks to attain its objective through the following investment policies:

1. At least 75% of the Income Fund's total assets are invested in:

  (a) publicly offered debt securities, including mortgage-backed and other asset-backed securities, within the four highest ratings as determined by Moody's Investors Service, Inc. ("Moody's") or by Standard and Poor's Corporation ("S&P");

  (b) securities issued or guaranteed by the U.S. Government or its agencies;

  (c) publicly offered debt securities issued or guaranteed by a national or state bank or bank holding company within the four highest ratings as determined by both Moody's and S&P;

  (d) U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks, and foreign banks limited to the three highest ratings as determined by Moody's or S&P at the time of purchase and that do not exceed 15% of the Income Fund's total asset;

  (e) Non U.S. dollar-denominated debt obligations of foreign issuers limited to the highest rating as determined by Moody's or S&P at the time of purchase, are fully hedged back into U.S. dollars, and do not exceed 15% of the Income Fund's total assets;

  (f) commercial paper having a rating within the two highest grades as determined by both Moody's and S&P.

  (g) repurchase and reverse repurchase agreements involving any of the above instruments, provided that the market value of the underlying security is at least 102% of the price of the repurchase agreement;

  (h) time deposits with maturities less than seven days; or

  (i)  cash or cash equivalents.

2. Up to 25% of the Income Fund's total assets may be invested in preferred stocks and obligations not described above, including convertible securities, securities carrying warrants to purchase equity securities and U.S. dollar denominated non-investment grade debt obligations of U.S. and non-U.S. issuers.

The Income Fund will not invest in common stocks directly, but may retain up to 25% of its total assets in common stocks acquired upon conversion of debt securities or preferred stock, or upon exercise of warrants acquired with debt securities.

At least 75% of the Income Fund's total assets are normally invested in investment-grade debt obligations of U.S. and non-U.S. issuers. Generally, the average duration of the U.S. portion of the portfolio will range between +/-25% of the Index's duration. There are no maximum maturity limits on individual securities. The average quality of the overall portfolio will always be A or better, with the specific rating at any particular time reflective of relative valuations among the quality sectors. To the extent the Fund invests in non-U.S. dollar debt securities, these obligations will be fully hedged. For a more complete description of the considerations involved with foreign investing and related currency hedging strategies, see "Foreign Securities" and "Forward Foreign Currency Exchange Contracts." For a more complete description of ratings of debt securities, see Appendix A of the Statement of Additional Information.

During periods of volatility or when an unusual decline in the value of long-term obligations is anticipated, for defensive purposes, however, the Income Fund will place a larger portion of its assets in cash and short-term obligations. The Income Fund's holdings of short-term obligations and equity securities during such periods may temporarily exceed an aggregate total of 25% of the Income Fund's total assets. Moreover, as a matter of investment policy, the Income Fund will not invest more than 10% of its net assets in illiquid securities or invest in restricted securities, except securities subject to resale under Rule 144A under the Securities Act of 1933. Instead of holding its entire portfolio to maturity, the Income Fund will engage in portfolio trading when trading will help achieve its investment objectives.

BALANCED FUND

The investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income including dividends, interest, discount accruals and capital appreciation.

The Balanced Fund seeks to attain this objective through a selective mix of investments in common stocks, bonds, and other debt instruments. The Balanced Fund holds the same kinds of stocks and bonds held separately by the Growth Fund and Income Fund. For a description of the types of stocks in which the Balanced Fund is permitted to invest, see -- "The Funds, Their Investment Objectives and Policies -- Growth Fund" and for a description of the types of bonds in which the Balanced Fund is permitted to invest, see "The Funds, Their Investment Objectives and Policies -- Income Fund," above.

The mix of investments in the Balanced Fund is regularly adjusted between stocks and bonds to capitalize on perceived variations in return potential produced by the changing financial market and economic conditions. This mixture of stocks and bonds reduces the volatility of investment returns while still providing the potential for higher long-term total returns that can only be achieved by including some exposure to stocks. As a matter of investment policy, 50% to 75% of the Balanced

Fund's total assets will be invested in stocks and 25% to 50% of the value of its assets will be invested in bonds or other types of fixed income securities, such as mortgage-backed securities. The policies with regard to credit quality, duration and maturity, as well as the percentage limitations on investments, associated with the Income Fund apply to the portion of the Balanced Fund's assets that are invested in fixed-income securities.

Up to 100% of the Balanced Fund's total assets may be invested temporarily in short-term debt instruments for defensive purposes, such as responding to adverse securities market or economic conditions. Additionally, no more than 10% of the Fund's net assets may be invested in illiquid securities or invested in restricted securities, except securities subject to resale under Rule 144A under the Securities Act of 1933. Major changes in investment mix may occur several times within a year or over several years, depending upon market and economic conditions.


SHORT-TERM INVESTMENT FUND


The investment objective of the Short-Term Investment Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Investment Fund is not a money market fund and does not maintain a stable net asset value per share.


The Short-Term Investment Fund seeks to attain its objectives by investing in the following types of short-term debt instruments with maturities generally not exceeding one year. The Short-Term Investment Fund invests in:

1. U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies;

2. obligations (including certificates of deposit, time deposits with maturities less than seven days, or bankers' acceptances) of major U.S. banks;

3. commercial paper within the two highest ratings as determined by Moody's or S&P;

4. U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks, and foreign banks limited to the three highest ratings as determined by Moody's or S&P and that do not exceed 10% of the Short-Term Investment Fund's total assets;

5. publicly traded bonds, debentures and notes with a rating within the four highest grades as determined by Moody's or S&P;

6. repurchase and reverse repurchase agreements involving any of the above instruments; or

7. cash or cash equivalents.

For a more complete description of ratings of commercial paper, see Appendix A of the Statement of Additional Information.

The Short-Term Investment Fund attempts to maximize return of its portfolio by trading to take advantage of changing money market conditions and trends. The Short-Term Investment Fund also trades to take advantage of disparities in yield relationships between money market instruments. This procedure may increase or decrease the portfolio yield depending on the Investment Adviser's ability to correctly time and execute these transactions. The Short-Term Investment Fund intends generally to purchase securities that mature within one year, but will not purchase securities with maturities that exceed two years except for securities subject to repurchase agreements and reverse repurchase agreements. The Short-Term Investment Fund will not invest in securities subject to restriction on disposition under the Securities Act of 1933 or purchase securities not freely marketable.

SMALL CAP GROWTH FUND


The Small Cap Growth Fund seeks long-term capital appreciation. The Fund ordinarily invests substantially all of its assets in small cap equity securities (less than $1 billion at the time of investment) with earnings growth potential. Such securities would be considered by the subadviser to have favorable and above-average earnings growth prospects, that is, securities with growth rate estimates in excess of the average for the Fund's benchmark, the Russell 2000 Growth Index. Under normal market conditions, the Fund will invest at least 90% of its assets in equity securities of smaller-capitalized organizations. These organizations will normally have more limited product lines, market and financial resources and will be dependent upon a more limited management group than larger-capitalized companies.

The Small Cap Growth Fund may make interim investments in short-term debt instruments in order to generate a return on otherwise idle cash. If a market decline is expected, the Fund may sell its portfolio securities and invest all or part of the proceeds in investment grade corporate bonds, debentures, preferred stock and U.S. Government securities; or it may retain funds in the form of cash or cash equivalents.

INTERNATIONAL EQUITY FUND


The International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The International Equity Fund invests primarily in equity securities of established companies that the subadviser believes have favorable characteristics, listed on foreign exchanges. It may also invest in fixed income securities of foreign governments and companies. However, management intends to maintain a portfolio consisting primarily of equity securities. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation. The new asset value of the shares of the Fund will increase or decrease with changes in the market price of the Fund's investments and changes in foreign currency exchange rates. (See "Types of Investments and Associated Risks -- Foreign Securities.")

The International Equity Fund has no present intention of altering its general policy of being primarily invested under normal conditions in foreign securities. However, in the event of exceptional conditions abroad, the Fund may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.


The International Equity Fund may, for hedging purposes, purchase forward foreign currency exchange contracts, foreign currency options and futures contracts and foreign currencies in the form of bank deposits. The Fund may also purchase other foreign money market instruments, including, but not limited to bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

SOCIALLY RESPONSIBLE FUND


The Socially Responsible Fund seeks to achieve long-term growth of capital, current income and growth of income. It pursues these objectives through a diversified portfolio composed primarily of marketable equity securities. The Socially Responsible Fund seeks to achieve these objectives by investing in socially responsive companies which the subadviser determines:

  (a) Do not produce tobacco products;
  (b) Do not produce alcoholic beverages;

  (c) Do not own and/or operate casinos or manufacture gaming devices;
  (d) Do not produce pornographic materials;
  (e) Do not produce nuclear weapons or guidance and/or delivery systems specifically for nuclear weapons;

  (f) By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and
  (g) By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.


In addition, except during the initial start-up period or pending the reinvestment of proceeds from the sale or disposition of the Fund's portfolio securities or the distribution of assets upon termination of the Fund, substantially all and at least 85% of the Fund's total assets will, under normal circumstances, be invested in equity securities of companies which are of at least average financial quality but which are currently undervalued relative to either their peer group, the markets or their fundamental outlook, and whose dividend yields at the time of purchase are at least 20% higher than the dividend yield of the S&P 500 Index.


While the Fund emphasizes investments in U.S. chartered companies, it can commit up to 25% of the Fund's total assets to equity securities issued by non-U.S. chartered companies which meet the criteria applicable to domestic investments.

The above investment limitations or policies are applied at the time investment securities are purchased.

In the course of pursuing its investment objectives, the Socially Responsible Fund may engage in so-called "strategic transactions," and in this regard, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, on securities indices and on other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as wraps, caps, floors or collars, enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures, purchase and sell derivatives and other similar instruments, and engage in other similar or related investment techniques or strategies. Any or all of these investment techniques or strategies may be used at any time and there is no particular technique or strategy that dictates the use of one technique or strategy rather than another, as use of any "strategic transaction" is a function of numerous variables including market conditions.


Although certain "strategic transactions" may be used to enhance potential gain, the Socially Responsible Fund will not enter into any "strategic transactions" for non-hedging purposes, if, as a result of entering into any such transactions, more than 5% of the Fund's total assets would then be committed for non-hedging purposes. "Strategic transactions" involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes, and with respect to transactions which do not qualify as hedging transactions within the meaning of applicable regulations of the Commodity Futures Trading Commission, the Fund will not enter into futures contracts or related options, if, as a result of entering into such futures contracts or related options, the aggregate initial margin and premiums for establishing all such positions exceed 5% of the fair market value of the Fund's net assets, not including any in-the-money amount on any such options in computing such 5%. The Fund will comply with applicable regulatory requirements when implementing these "strategic transactions."




TYPES OF INVESTMENTS AND ASSOCIATED RISKS

Investments in any type of security are subject to varying degrees of market risk, financial risk, and in some cases, reinvestment risk. Although the Funds are subject to these risks, their investment policies and restrictions are designed to reduce such risk. Further, each Fund exercises due care in the selection of its portfolio securities.


MARKET RISK is the potential for fluctuations in the price of the security because of market factors. For equity securities, market risk is the possibility of a change in price caused by stock market price changes;

for debt securities, market risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

FINANCIAL RISK is based on the financial situation of the issuer. For equity securities, financial risk is the possibility that the price of the security will fall because of poor earnings performance by the issuer. For debt securities, financial risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a fund. The financial risk of a fund depends on the credit quality of its underlying securities. In general, the lower the credit quality of a fund's securities, the higher a fund's yield, all other factors such as maturity being equal.

REINVESTMENT RISK is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid (or "called") prior to its expected maturity date. If during periods of falling interest rates a debt security with a high stated interest rate is called away, the unanticipated proceeds would likely be invested at lower interest rates, and the fund's income may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

In addition to the risks generally associated with investing, there are risks particular to certain types of investments. The following provides additional information on various types of instruments in which the Funds may invest and
their associated risks.   A Fund may not buy all these instruments to the extent
permitted unless it believes that doing so will help the Fund achieve its objectives.


ADRS, EDRS AND GDRS -- Each Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "Foreign Investments."


EQUITY SECURITIES -- During normal market conditions the Growth Fund, International Equity Fund, Small Cap Growth Fund and Socially Responsible Fund will invest primarily in equity securities. The Funds will invest primarily in equity securities of U.S. issuers, except the International Equity Fund, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

FOREIGN SECURITIES -- Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect a Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war expropriation, political and social instability, and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser and subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The International Equity Fund, Income Fund and the Balanced Fund may each enter into forward foreign currency exchange contracts ("forward contracts") to the extent of 15% of the value of its total assets, for hedging purposes. A forward contract is a contract individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or with a specified range of prices.


The International Equity Fund, Income Fund and Balanced Fund also may each enter into foreign currency futures contracts and foreign currency options to the extent of 15% of the value of its total assets, for hedging purposes. Foreign currency futures contracts are standardized contracts traded on commodities exchanges which involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price. The purpose of entering into these contracts is to minimize the risk to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in forward contracts, foreign currency futures contracts and foreign currency options.


HIGH-YIELD (HIGH-RISK) SECURITIES -- The Income Fund and Balanced Fund may invest in high yield (high-risk) securities. High-yield (high-risk) securities, also referred to as "junk bonds", are those securities that are rated lower than investment-grade and unrated securities of comparable quality. Although these securities generally offer higher yields than investment-grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Other potential risks associated with investing in high-yield securities include:

 .    substantial market-price volatility resulting from changes in interest rates, changes in or uncertainty about economic conditions, and changes in the actual or perceived ability of the issuer to meet its obligations;

 .    greater sensitivity of highly-leveraged issuers to adverse economic changes and individual-issuer developments;

 .    subordination to the prior claims of other creditors; and

 .    adverse publicity and changing investor perceptions about these securities.

As with any other asset in a Fund's portfolio, any reduction in the value of such securities as a result of the factors listed above would be reflected in the net asset value of a Fund. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on the Adviser's and Sub-Adviser's credit analysis than generally would be the case with investments in investment-grade securities. Lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

ILLIQUID SECURITIES -- The Income Fund and Balanced Fund each may invest up to 10% of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Income Fund, Balanced Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will not be considered liquid so long as it is determined by the subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Growth Fund and Short-Term Investments Fund may not invest in restricted securities not fully marketable.


INVESTMENT COMPANIES -- In connection with the management of its daily cash position, the Small Cap Growth Fund may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

LIQUIDITY MANAGEMENT -- Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if its subadviser determines that market conditions warrant, a Fund may also invest without limitation in high quality money market instruments.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.


MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities represent interests in pools of mortgage loans made by lenders such as commercial banks and savings and loan institutions. Pools of mortgage loans are assembled for sale to investors by various government-related organizations. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on GNMA securities. Mortgage loans are pooled by various other governmental entities including the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). FHLMC is a corporate instrumentality of the U.S. Government and FNMA is a government-sponsored corporation owned entirely by private stockholders.

Mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed pool; however, statistics published by the Federal Housing Authority indicate that the average life of mortgages with 25- to 30-year maturities (the type of mortgages backing the vast majority of mortgage-backed securities) is approximately 12 years. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.


     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) AND MULTICLASS PASS-THROUGH SECURITIES -- CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically,

CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities ("Mortgage Assets"). Multiclass pass-through securities are equity interests held in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the capital to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of CMOs on a monthly, quarterly or semi-annual basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual class than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow to a particular CMO the lower the anticipated yield will be on that class at the time of issuance relative to prevailing market yields on mortgage-backed securities.

A portfolio also may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.


      ASSET-BACKED SECURITIES -- Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being pooled in pass-through structures similar to the mortgage pass-through structures described above. Asset-backed securities generally do not have the benefit of the same security interest in the related collateral as is the case with mortgage-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, the securities interest in the underlying automobiles are often not transferred when the pool is created, with the resulting possibility that the collateral could be resold. In general, these types of loans are of shorter average life than mortgage loans and are less likely to have substantial prepayments.


      RISK FACTORS RELATING TO INVESTING IN MORTGAGE-BACKED AND ASSET-BACKED SECURITIES -- The yield characteristics of mortgage-backed and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

In addition, mortgage-backed securities which are secured by manufactured (mobile) homes and multi-family residential properties, such as GNMA and FNMA certificates, are subject to a higher risk of default than are other types of mortgage-backed securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a portfolio are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.


     ADJUSTABLE RATE MORTGAGE SECURITIES -- Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. A description of these instruments is contained in Appendix B of the Funds' Statement of Additional Information.


OPTIONS AND FUTURES CONTRACTS -- To the extent consistent with its investment objective, each Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.


To the extent consistent with its investment objective, each Fund may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.


A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.


The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a subadviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.


The Funds intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Funds from registration as a "commodity pool operator."


PORTFOLIO TURNOVER RATES -- Under normal market conditions, it is expected that the annual portfolio turnover rate for each Fund will not exceed 150%. A Fund's annual portfolio turnover rate will not, however, be a factor preventing a sale or purchase when the adviser or subadviser believes investment considerations warrant such sale or purchase. A Fund's portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover in any year may make it more difficult to comply with the requirements of Subchapter M of the Internal Revenue Code, and may generate additional dealer mark-ups or underwriting commissions as well as other transaction costs, including correspondingly higher annual brokerage commissions.

REPURCHASE AGREEMENTS -- Repurchase agreements are instruments under which a fund acquires ownership of a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during a fund's holding period. A fund entering into a repurchase agreement is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, a fund may incur disposition costs in connection with liquidating the collateral (i.e., the underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Funds believe that these risks are not material inasmuch as each Fund will evaluate the credit worthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each arrangement is adequately collateralized. For a more detailed description of Repurchase Agreements, see the Statement of Additional Information -- Appendix B.


REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS -- The Small Cap Growth Fund is authorized to borrow money. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund's securities. Borrowings may be made by the Small Cap Growth Fund through reverse repurchase agreements under which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. The Fund may use the proceeds of the reverse repurchase agreements to purchase other securities either maturing or under an agreement to resell on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and that the securities may not be returned to the Fund. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. The Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.


SECURITIES LENDING -- A Fund may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Fund may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

U.S. GOVERNMENT OBLIGATIONS -- U.S. Government obligations are direct obligations of the U.S. Government and are supported by the full faith and credit of the U.S. Government. U.S. Government agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. Some of these securities are backed by the full faith and credit of the U.S. Government; others are backed by the agency's right to borrow a specified amount from the U.S. Treasury; and still others, while not guaranteed directly or indirectly by the U.S. Government, are backed with collateral in the form of cash, Treasury securities or debt instruments that the lending institution has acquired through its lending activities.


WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

MANAGEMENT

The overall responsibility for the supervision of the affairs of the Funds vests in the Board of Trustees. As described below, the Board has contracted with others to provide certain services to the funds.

INVESTMENT ADVISER AND MANAGER, HORACE MANN INVESTORS, INC.


The Trust employs Horace Mann Investors, Inc. ("Investors") to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds' investment programs. Additionally, Investors provides for the management of the business affairs of each Fund including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services and other services of this nature necessary for the proper management of each Fund's business affairs.


Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Investors and Allegiance Life Insurance Company ("ALIC") are wholly-owned subsidiaries of Horace Mann Educators Corporation ("HMEC"). Horace Mann Life Insurance Company ("HMLIC"), which sponsors HMLIC's separate accounts, is a wholly-owned subsidiary of ALIC.


Investors is a newly registered investment adviser and has not previously advised a registered investment company; however, its personnel are responsible for overseeing the investment of Horace Mann Life Insurance Company's $2.8 billion of assets. Further, each Fund is advised by a subadviser that, as noted below, has substantial experience in managing the assets of registered investment companies.


As compensation for its services, the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each pay Investors a monthly management fee. These fees are accrued daily and are calculated by applying the following annual percentage rate to the Fund's average daily net assets for the respective month.

     Small Cap Growth Fund      1.4% of Net Assets
     International Equity Fund  1.1% of Net Assets
     Socially Responsible Fund  .95% of Net Assets

These advisory fees are higher than the fees charged by most mutual funds.


As compensation for its services, the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund each pay Investors a two-part advisory fee at the end of each month. Under part one, each Fund's fee is accrued daily and is calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four Funds' daily net assets for the respective month:

Part 1:
                                    NET ASSETS          RATE
                                    ----------          ----

Growth Fund
Income Fund                   On initial $100 million  .250%
Balanced Fund                 Over $100 million        .200%
Short-Term Investment Fund

Part 2:

For part two, each Fund's advisory fee is accrued daily and is calculated by applying the following annual percentage rates to the average daily net assets of each Fund for the respective month.


                                    NET ASSETS          RATE
                                    ----------          ----

Growth Fund                   On initial $100 million  0.400%
                              On next $100 million     0.300%
                              Over $200 million        0.250%

Income Fund                   On initial $100 million  0.250%
                              On next $100 million     0.200%
                              Over $200 million        0.150%

Balanced Fund                 On initial $100 million  0.325%
                              On next $100 million     0.275%
                              On next $300 million     0.225%
                              Over $500 million        0.200%

Short-Term Investment Fund    On initial $100 million  0.125%
                              On next $100 million     0.100%
                              Over $200 million        0.075%



The Investment Advisory Agreement authorizes Investors (subject to the discretion and control of the Funds' Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities and requires Investors to use its best efforts to obtain the best available price and most favorable execution.


The Funds will bear the expenses related to their legal, custodial, independent accounting and auditing, transfer agent, registrars' and other agents' services; costs related to reports, notices and proxy material; compensation and expenses of independent Trustees; stock issuance expenses; brokers' commissions; taxes and fees payable to governmental agencies; and expenses of shareholders' and Trustees' meetings.


THE SUBADVISERS


GROWTH FUND.  Wellington Management Company, LLP ("Wellington Management"), a
-----------
registered investment adviser, serves as the investment subadviser of the Growth Fund pursuant to a Sub-Advisory Agreement with Investors. Wellington Management is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. Wellington Management has approximately $140 billion under management and manages over 80 investment companies.


For such services, Investors pays Wellington Management a percentage rate based on the Fund's average daily net assets for the respective month. The rates are as follows:


                                  NET ASSETS           RATE
                          -------------------------  ------

                          On initial $100 million    0.400%
                          On next $100 million       0.300%
                          Over $200 million          0.250%



INCOME FUND.  Wellington Management Company, LLP ("Wellington Management"), a
-----------
registered investment adviser, serves as the investment subadviser of the Income Fund pursuant to a Sub-Advisory Agreement with Investors. Wellington Management is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. Wellington Management has approximately $140 billion under management and manages over 80 investment companies.


For such services, Investors pays Wellington Management a percentage rate based on the Fund's average daily net assets for the respective month. The rates are as follows:


                                 NET ASSETS           RATE
                          -------------------------  ------

                          On initial $100 million    0.250%
                          On next $100 million       0.200%
                          Over $200 million          0.150%

BALANCED FUND.  Wellington Management Company, LLP ("Wellington Management"), a
-------------
registered investment adviser, serves as the investment subadviser of the Balanced Fund pursuant to a Sub-Advisory Agreement with Investors. Wellington Management is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. Wellington Management has approximately
$140 billion under management and manages over 80 investment companies.


For such services, Investors pays Wellington Management a percentage rate based on the Fund's average daily net assets for the respective month. The rates are as follows:



                                 NET ASSETS           RATE
                          -------------------------  ------

                          On initial $100 million    0.325%
                          On next $100 million       0.275%
                          On next $300 million       0.225%
                          Over $500 million          0.200%




SHORT-TERM INVESTMENT FUND.  Wellington Management Company, LLP ("Wellington
--------------------------
Management"), a registered investment adviser, serves as the investment subadviser of the Short-Term Investment Fund pursuant to a Sub-Advisory Agreement with Investors. Wellington Management is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. Wellington Management has approximately $140 billion under management and manages over 80 investment companies.


For such services, Investors pays Wellington Management a percentage rate based on the Fund's average daily net assets for the respective month. The rates are as follows:



                                     NET ASSETS           RATE
                              -------------------------  ------

                              On initial $100 million    0.125%
                              On next $100 million       0.100%
                              Over $200 million          0.075%



John R. Ryan, CFA, Senior Vice President and Managing Partner of Wellington Management, began providing investment advice to the Growth Fund and stock portion of the Balanced Fund on November 1, 1989, and assumed primary responsibility for the day-to-day investment management of the Growth Fund and stock portion of the Balanced Fund on December 1, 1992. Mr. Ryan has been a portfolio manager with Wellington Management's Value/Yield investment team since 1981 and has held the position of Senior Vice President of Wellington Management since 1987. Mr. Ryan became a Managing Partner of the firm on January 1, 1996.

Robert D. Payne, CFA, Senior Vice President of Wellington Management, assumed primary responsibility for the day-to-day investment management of the Income Fund and the bond portion of the Balanced Fund on _______________, 1997. Mr. Payne has been a portfolio manager with Wellington Management's fixed income group since 1972 and held the position of Vice President from 1972 until he was promoted to Senior Vice President of Wellington Management in January 1996.


SMALL CAP GROWTH FUND.  PNC Equity Advisors Company ("PEAC"), a registered
---------------------
investment adviser, serves as the investment subadviser of the Small Cap Growth Fund pursuant to a Sub-Advisory Agreement with Investors. PEAC is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. PEAC has approximately $________ billion under management and manages _____ investment companies.


For such services, Investors pays PEAC at the annual rate of 1.00% of the Fund's average daily net assets for the respective month.


William J. Wykle manages the portfolio. He has been an investment manager with PEAC since 1995 and has been an investment manager with PNC Bank, National Association since 1986.


INTERNATIONAL EQUITY FUND.  Scudder, Stevens & Clark, Inc. ("SSC"), a registered
-------------------------
investment adviser, serves as the investment subadviser of the International Equity Fund pursuant to a Sub-Advisory Agreement with Investors. SSC is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. SSC has over $100 billion under management and manages over 50 mutual fund portfolios, including 10 non-U.S. investment companies.


For such services, Investors pays SSC at the annual rate of .70% of the Fund's average daily net assets for the respective month.


The International Equity Fund is managed by a team of SCC investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by SCC's large staff of economists, research analysts, traders and other investment specialists who work in SCC's offices across the United States and abroad. SCC believes its team approach benefits Fund investors by bringing together many disciplines and leveraging SCC's extensive resources.


Lead Portfolio Manager Carol L. Franklin joined SCC's international portfolio management team in 1986 and is responsible for setting the Fund's investment strategy and overseeing security selection for the Fund's portfolio. Ms. Franklin, who has 19 years of experience in finance and investing, joined Scudder in 1981.

Joan Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined SCC in 1992. Ms. Gregory, who joined the team in 1994, has been involved in investment in global and international stocks as an assistant portfolio manager since 1989.


SOCIALLY RESPONSIBLE FUND.  SSC also serves as the investment subadviser of the
-------------------------
Socially Responsible Fund. For such services, Investors pays SSC at the annual rate of .55% of the Fund's average daily net assets for the respective month.

Lori J. Ensinger and Robert T. Hoffman will manage the portfolio.


Lori J. Ensinger joined SCC in 1993 as a member of the portfolio team of the Growth & Income Equity Management Group. Lori is a co-manager of the SCC and AARP Growth & Income funds, manager of the Socially Responsive Equity Trust, and also contributes to the investment decision making for institutional portfolios. She also has primary client service responsibilities for institutional clients. Prior to joining SCC, Lori was a Senior Portfolio Manager at Prudential Securities Investment Management where she managed portfolios for institutions and individuals.

Robert T. Hoffman joined SCC in 1990. Since then he has been involved in all aspects of investment decision-making for the Growth and Income Equity Management Group and currently directs the investment management of all assets managed under the Growth and Income approach.

GENERAL.  Under the terms of each Sub-Advisory Agreement, the subadviser manages
-------
its respective Funds, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees and Investors.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

  Horace Mann Service Corporation
  One Horace Mann Plaza
  P.O. Box 4657
  Springfield, Illinois 62708-4657

CUSTODIAN AND FUND ACCOUNTING AGENT

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, Massachusetts 02110

INVESTMENT RETURN

The total return from an investment in a Fund is measured by the distributions received ( assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.


Comparison of a Fund's total return with alternative investments should consider differences between the Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Purchasers should also understand that Fund shares may not be purchased directly and are available only to fund variable annuity contracts issued by Horace Mann Life Insurance Company, which include contract charges that are not reflected in a Fund's total return calculation. Therefore, the actual investment return to an annuity contract owner, after deduction of annuity contract charges, will be less than the investment return of the Fund. Of course, past performance is not necessarily indicative of future results.


OTHER INFORMATION ON THE PERFORMANCE OF PNC EQUITY ADVISORS COMPANY


The table below sets forth performance information relating to the Compass Capital Small Cap Growth Equity Portfolio-Investor A Shares ("Compass Capital Portfolio"), which is also managed by PEAC. The Compass Capital Portfolio is a portfolio of an open-end management investment company registered under the Investment Company Act of 1940, as amended, and which has investment objectives, policies, strategies and risks substantially similar to those of the Horace Mann Small Cap Growth Fund.











The performance data for the Compass Capital Portfolio is included to provide investors with the performance record for an account substantially similar to the Horace Mann Small Cap Growth Fund. In addition, performance information from the Russell 2000 Growth Index ("Russell 2000") has been included for comparison. The actual total operating expenses of the Compass Capital Portfolio were 1.33% for the fiscal year ended September 30, 1996, and vary from year to year. The maximum total operating expenses for the Horace Mann Small Cap Growth Fund are estimated to be 1.425%. However, from time to time, Investors may voluntarily waive fees and reimburse certain expenses. For the first year of operations, the annual total operating expenses are estimated to be 1.007%. Had the maximum total operating expenses for the Horace Mann Small Cap Fund been used to calculate the performance, the performance of the Compass Capital Portfolio would have been lower.


The Compass Capital Portfolio performance data does not represent the past, present or future performance of the Horace Mann Small Cap Growth Fund. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Horace Mann Small Cap Growth Fund or of PEAC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Compass Capital Portfolio or the Horace Mann Small Cap Growth Fund may be worth more or less than their original cost at the time of redemption. The performance presentation is not audited.





All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. Performance does not reflect the deduction of a 4.5% front end sales charge for the Compass Capital Portfolio. The Horace Mann Small Cap Growth Fund does not have a front-end sales charge. All returns also reflect the brokerage costs borne by the Compass Capital Portfolio for all periods presented. The use of a different methodology to calculate performance could result in different performance data.


                       AVERAGE ANNUAL TOTAL RETURNS/(1)/


     YEAR OR PERIODS         COMPASS CAPITAL
      ENDED 3/31/97          PORTFOLIO        RUSSELL 2000/(2)/
      --------------        ----------------  ------------------
One Year..................            %                  %
Three Years...............            %                  %
From Inception (9/14/93)..            %              N/A



_________________________
/(1)/ Service providers for the Compass Capital Portfolio have voluntarily waived certain expenses of the portfolio; without such waivers the portfolio's total operating expenses would have been 1.69% for the fiscal year ended 9/30/96 and the performance quoted would have been lower.
/(2)/ Total return data is presented for each period. The Russell 2000 Growth
      Index is an unmanaged securities index composed of those Russell 2000 securities with a greater-than-average growth orientation. The Russell 2000 Growth Index reflects the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. The Russell 2000 Growth Index is an unmanaged securities index, and an investment cannot be made directly in the Russell 2000 Growth Index.


OTHER INFORMATION ON THE PERFORMANCE OF SCUDDER, STEVENS & CLARK


INTERNATIONAL EQUITY PERFORMANCE. The table below sets forth performance information relating to the International Portfolio of the Scudder Variable Life Investment Fund ("Scudder International Portfolio") that is also managed by SSC. The Scudder International Portfolio is a portfolio of an open-end management investment company registered under the 1940 Act, and which has investment objectives, policies, strategies and risks substantially similar to those of the Horace Mann International Equity Fund.


The performance data for the Scudder International Portfolio is included to provide investors with the performance record for an account substantially similar to the Horace Mann International Equity Fund. In addition, performance information from the Morgan Stanley Capital International Europe, Australia, Far East Index ("MSCI EAFE Index") has been included for comparison. The actual total operating expenses of the Scudder International Portfolio were 1.05% in 1996, and vary from year to year. The maximum total operating expenses for the Horace Mann International Equity Fund are estimated to be 1.129%. However, from time to time, Investors may voluntarily waive fees and reimburse certain expenses. For the first year of operations, the annual total operating expenses are estimated to be .711%. Had the maximum total operating expenses for the Horace Mann International Equity Fund been used to calculate performance, performance would have been lower.

The Scudder International Portfolio performance data does not represent the past, present or future performance of the Horace Mann International Equity Fund. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Horace Mann International Equity Fund or of SSC. Share prices and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, investments in either the Scudder International Portfolio or the Horace Mann International Equity Fund may be worth more or less than their original cost at the time of redemption. The performance presentation is not audited.


All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the Scudder International Portfolio for all periods presented. The use of a different methodology to calculate performance could result in different performance data.


                         AVERAGE ANNUAL TOTAL RETURNS


                                   SCUDDER
     YEAR OR PERIODS            INTERNATIONAL         MSCI EAFE
     ENDED 3/31/97                PORTFOLIO          INDEX/(1)/
     ---------------            --------------       -----------
One Year.................               %                    %
Three Years..............               %                    %
Five Years...............               %                    %
From Inception (5/1/87)..               %                    %


_____________


/(1)/ Total return data is presented for each period. The Morgan Stanley Capital
      International (MSCI) Europe, Australia, the Far East (EAFE) Index is an unmanaged capitalization weighted measure of stock markets in Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax, and unlike Fund returns, do not reflect fees or expenses. Returns reflect the investment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions or other expenses of investing. Investment cannot be made directly into the index.



SOCIALLY RESPONSIBLE GROWTH AND INCOME PERFORMANCE. The table below sets forth performance information relating to the Scudder Socially Responsive Growth & Income Equity Only Composite ("Socially Responsive Composite"). The performance data for the Scudder Socially Responsive Composite is included to provide investors with the performance record for a composite of accounts managed in a similar manner as the Horace Mann Socially Responsible Fund. In addition, performance information from the Standard & Poor's 500 Stock Index ("S&P 500") has been included for comparison. The Scudder Socially Responsive Composite currently is a composite of eight separately managed accounts that are managed by SSC. The Scudder Socially Responsive Composite is not registered under the 1940 Act, and thus, was not subject to certain investment and operational restrictions imposed by the 1940 Act. If the product had been registered under the 1940 Act, the performance noted below might have been lower. The Scudder Socially

Responsive Composite is composed of accounts with investment objectives, policies, strategies and risks similar to those of the Horace Mann Socially Responsible Fund. However, the Horace Mann Socially Responsible Fund differs from the accounts in the Scudder Socially Responsive Composite in certain ways, none of which Investors or SSC believe would cause a significant change in investment results. While the eight accounts in the composite are managed following SSC's growth and income investment style, each account has socially responsible screens that are used to exclude certain types of industries as investment options. Each account uses screens that are somewhat modified from those used by the Horace Mann Socially Responsible Fund. The performance of the Scudder Socially Responsive Composite is presented net of the estimated maximum total operating expenses for the Horace Mann Socially Responsible Fund of .975%. However, from time to time, Investors may voluntarily waive fees and reimburse certain expenses. For the first year of operations, the annual total operating expenses are estimated to be .557%.


The Scudder Socially Responsive Composite performance data does not represent the past, present or future performance of the Horace Mann Socially Responsible Fund. Past performance is no guarantee of future results; investors should not consider this performance data as an indication of future performance of the Socially Responsible Fund or of SSC. Principal value and investment returns will fluctuate reflecting market conditions and cash flows, as well as changes in company-specific fundamentals of portfolio securities. Consequently, the account value of accounts in the Scudder Socially Responsive Composite or investments in the Horace Mann Socially Responsible Fund may be worth more or less than their original cost at the time of redemption. The performance presentation is not audited.


All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns also reflect the brokerage costs borne by the accounts within the Scudder Socially Responsive Composite for all periods presented. The use of a different methodology to calculate performance could result in different performance data.


                         AVERAGE ANNUAL TOTAL RETURNS


                                 SCUDDER SOCIALLY
      YEAR OR PERIODS               RESPONSIVE
      ENDED 3/31/97                 COMPOSITE           S&P 500/(1)/
      ---------------            ----------------       -------------
One Year...................                  %                   %
Three Years................                  %                   %
Five Years.................                  %                   %
From Inception (12/31/89)..                  %                   %


_________________

/(1)/ Total return data is presented for each period. The Standard & Poor's 500
      Stock Index is an unmanaged index considered to be generally representative of the U.S. stock market. Index returns assume dividends reinvested net of withholding tax. Investment cannot be made directly into the index.

PURCHASES AND REDEMPTIONS

Shares of each Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of these Funds may be made available for purchase by such additional separate accounts. Previously, shares of the Growth Fund were available to the public. While Growth Fund shares may no longer be purchased by the general public, existing public shareholders may acquire additional shares through the automatic reinvestment of dividends and distributions in accordance with Revenue Ruling 82-55.

Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of each Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of the NYSE (normally 3:00 p.m. Central Time). The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on an exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Except in extraordinary circumstances and as permissible under the Investment Company Act of 1940, redemption proceeds are paid on or before the fifth business day following the date the request for redemption is received.


REDEMPTION OF GROWTH FUND SHARES BY EXISTING PUBLIC SHAREHOLDERS -- The Growth Fund will redeem shares from public shareholders at the net asset value per share next determined after receipt of a redemption request. If stock certificates have been issued, the signature of each party must be guaranteed by an officer of a commercial bank, trust company, or a member of the New York Stock Exchange. If certificates are lost, the shareholder will need to submit an Affidavit of Loss form with the signature(s) notarized if 100 or less shares are surrendered, and a Lost Instrument Bond will be required if over 100 shares are surrendered. A Lost Instrument Bond can be obtained from an insurance carrier. The cost for this bond must be paid by the shareholder.

If no certificates have been issued to the shareholder, redemption may be accomplished by signing a written request. The request should be sent to the Horace Mann Growth Fund, Inc. P.O. Box 4657, Springfield, Illinois 62708-4657 and should identify the account by number and the name(s) in which the account is registered. The request must be signed exactly as the account is registered. On a jointly held account, all owners must sign.

All redemption requests by mail should be sent certified with return receipt requested. Provided the request is received in good form, payment for shares redeemed will be made by the Fund within three business days of the receipt.


SYSTEMATIC CASH WITHDRAWAL PLAN -- When a Growth Fund public shareholder has accumulated $5,000 or more of Growth Fund shares in his or her account, shares may be withdrawn automatically through the Systematic Cash Withdrawal Plan (the "Plan"). A shareholder may receive checks monthly, quarterly, semiannually or annually in any amount requested, but not less than $25. A Plan application is available, upon request, from the transfer agent. The value of a public shareholder's account is determined at the net asset value on the date a Plan application is received by the Growth Fund. Payments under the Plan will be made either on the 1st or 15th of the month as selected by the shareholder. A sufficient number of shares will be redeemed from the shareholder's account to provide funds for payments made under the Plan, thus reducing the shareholder's account value. Depending on the amount and frequency of withdrawals, payments under the Plan may exhaust the shareholder's account. There is no redemption charge with respect to the shares redeemed from the shareholder's account. A Plan may be terminated upon written request.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


Each Fund normally follows the practice of declaring and distributing substantially all its net investment income and any net short-term and long-term capital gains at least annually. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the respective Fund at the net asset value determined on the dividend payment date.


Under the Internal Revenue Code ("Code"), Horace Mann Insurance Company is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in a separate prospectus issued by the Horace Mann Life Insurance Company.


Each Fund intends to qualify as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which a Fund distributes all its net investment income and net realized capital gains, that Fund will not be subject to federal income tax. Subchapter M includes requirements relating to the diversification of investments, which are in addition to the diversification requirements contained in Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of a Fund, at a time when it would not otherwise be advisable to do so.

Public shareholders of the Growth Fund may elect to receive cash dividends and will be notified of the amount and type of distribution. If a shareholder elects to receive a cash dividend and the dividend check is returned by the postal service, attempts will be made to locate the shareholder. If the attempts to locate are unsuccessful, the shareholders dividend option will be changed to reinvestment. When new shares are added to a Growth Fund public shareholder's account through the reinvestment of dividends or when distributions occur (which dividends will be taxable to the shareholder whether paid in cash or reinvested in additional shares), a confirmation statement is sent to the public shareholder showing the number of shares that were credited or debited to the account, the net asset value per share and the total number of shares in the account. A dividend or capital gains distribution will reduce the per share net asset value by the amount of the dividend or distribution.
Shortly after the end of each year, Growth Fund shareholders will be informed of the amount of and the federal income tax treatment of all distributions made during the year. If not otherwise subject to tax on their income, public shareholders will not be required to pay tax on amounts distributed to them. Shareholders must determine for themselves the applicability of state and local taxes to dividends and distributions received on Growth Fund shares.

The Growth Fund may be required to withhold federal income tax at a rate of 31% from dividend and redemption payments made to any public shareholder who fails to furnish a certified taxpayer identification number ("TIN") or when the Internal Revenue Service notifies the Growth Fund that the shareholder has provided the Growth Fund with an incorrect TIN or failed to properly report certain income for federal income tax purposes. Any withheld amount can be credited against the shareholder's federal income tax obligation.


The preceding is a brief summary of certain of the relevant federal income tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

VOTING RIGHTS


Each Fund is authorized by the Declaration of Trust to issue an unlimited number of shares. Shares of each Fund are of the same class with equal rights and privileges. Each share is entitled to vote on all matters submitted to a vote of shareholders. The shares of each Fund are fully paid and non-assessable and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund have no pre-exemptive rights. The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

Each person with voting rights will be provided with reports and proxy materials relating to the applicable Fund(s). To be entitled to vote, a shareholder (either a public shareholder of the Growth Fund or an insurance company separate account) must have been a shareholder on the record date. The number of Fund shares for which a shareholder may vote is determined by dividing the value of an interest in a Fund by the net asset value of one share of the Fund, as of the same date.

As of April 1, 1997, Horace Mann Life Insurance Company Separate Account owned approximately ___%, ___%, and ___% of the outstanding shares of the Growth Fund, Income Fund, Balanced Fund, Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund and Short-Term Investment Fund, respectively. Horace Mann Life Insurance Company Separate Account B held approximately ___% of the Growth Fund. Horace Mann Life Insurance Company Allegiance Separate Account A held approximately ___% of the Growth Fund. Since these separate accounts' voting rights are passed through to contract owners and participants, HMLIC itself does not exercise voting control.

PUBLIC SHAREHOLDER COMMUNICATIONS

To ensure receipt of communications related to investments in the Growth Fund, public shareholders must notify the Growth Fund of address changes. Notice of a change in address may be sent to the Horace Mann Growth Fund, Inc., P.O. Box 4657, Springfield, Illinois 62708-4657. Shareholders may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

SHAREHOLDERS INQUIRIES

For questions concerning investments in the Funds through HMLIC's annuity contracts, call HMLIC's toll free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

Growth Fund public shareholders may contact the Growth Fund by calling (800) 999-1030 or (217) 789-2500. Written questions concerning a Growth Fund public shareholder's account may be sent by mail to Horace Mann Growth Fund, Inc., P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

A copy of the Statement of Additional Information providing more detailed information about the Funds is available, without charge, upon request. The Table of Contents of this Statement follows:


TOPIC                                                            PAGE
-----                                                            ----
Investment Policies............................................
 Growth Fund...................................................
 Income Fund...................................................
 Balanced Fund.................................................
 Short-Term Investment Fund....................................
 Small Cap Growth Fund.........................................
 International Equity Fund.....................................
 Socially Responsible Fund.....................................
Investment Restrictions........................................
Income Fund--Benchmark.........................................
Management of the Funds........................................
 Board of Trustees.............................................
 Officers......................................................
Investment Advisory Agreements.................................
Investment Sub-advisory Agreements.............................
Brokerage Allocation...........................................
Business Management Agreements and Other Services..............
Purchase, Redemption and Pricing of Fund Shares................
Tax Status.....................................................
Control Persons and Principal Holders of Securities............
Financial Statements...........................................
Appendix A - Description of Commercial Paper and Bond Ratings..  A-1
Appendix B - Description of Securities and Risks...............  B-1

To receive, without charge, a copy of the 1996 Annual Report of the Horace Mann Family of Funds and/or a copy of the Statement of Additional Information for the Horace Mann Family of Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

               HORACE MANN FUNDS
               P.O. BOX 4657
               SPRINGFIELD, ILLINOIS  62708-4657

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
          Please provide free of charge the following information:

     ____ 1996 Annual Report of the Horace Mann Family of Funds

     ____ Statement of Additional Information dated May 1, 1997 for the Horace Mann Family of Funds.

          Please mail the above documents to:


     ________________________________________________________
     (Name)


     ________________________________________________________
     (Address)


     ________________________________________________________
     (City/State/Zip)


                                  APPENDIX A

RATINGS OF DEBT OBLIGATIONS:


                    Moody's                                  Standard &
                    Investors                                Poor's Ratings
                    Service, Inc.                            Group                           Definition
-----------------------------------------------------------------------------------------------------------------
LONG-TERM           Aaa                                      AAA                             Highest quality
                    Aa                                       AA                              High quality
                    A                                        A                               Upper medium grade
                    Baa                                      BBB                             Medium grade
                    Ba                                       BB                              Low Grade
                    B                                        B                               Sepeculative
                    Caa,Ca C                                 CCC,CC,C                        Submarginal
                    D                                        D                               Probably in default
-----------------------------------------------------------------------------------------------------------------
                    Moody's                                  S&P
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM          MIG1/VMIG1 Best quality                  SP-1+ Very strong quality
                    ---------------------------------------------------------------------------------------------
                    MIG2/VMIG2 High quality                  SP-1  Strong quality
                    ---------------------------------------------------------------------------------------------
                    MIG3/VMIG3 Favorable quality             SP-2  Satisfactory grade
                    ---------------------------------------------------------------------------------------------
                    MIG4/VMIG4 Adequate quality
                    ---------------------------------------------------------------------------------------------
                    SG         Speculative grade             SP-3  Speculative grade
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER    P-1        Superior quality              A-1+  Extremely strong quality
                    ---------------------------------------------------------------------------------------------
                                                             A-1   Strong quality
                    ---------------------------------------------------------------------------------------------
                    P-2        Strong quality                A-2   Satisfactory quality
                    ---------------------------------------------------------------------------------------------
                    P-3        Acceptable quality            A-3   Adequate quality
                    ---------------------------------------------------------------------------------------------
                                                             B     Speculative quality
                    ---------------------------------------------------------------------------------------------
                    Not Prime                                C     Doubtful quality
                    ---------------------------------------------------------------------------------------------

DRAFT



                      STATEMENT OF ADDITIONAL INFORMATION



                            HORACE MANN MUTUAL FUNDS


This Statement of Additional Information is not a prospectus, but should be read
in conjunction with the current Prospectus, dated May 1, 1997.   A copy of the
Prospectus may be obtained by writing to the Horace Mann Mutual Funds, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free).

                                  May 1, 1997

TABLE OF CONTENTS


Topic                                                           Page
-----                                                           ----
Investment Policies...........................................     1
     Growth Fund..............................................     1
     Income Fund..............................................     1
     Balanced Fund............................................     1
     Short-Term Fund..........................................     1
     International Equity Fund................................     1
     Small Cap Growth Fund....................................     1
     Socially Responsible Fund................................     2

Investment Restrictions.......................................     2

Income Fund - Benchmark.......................................

Management of the Funds.......................................     5
     Board of Trustees........................................     5
     Officers                                                      6

Compensation Table............................................     6

Investment Advisory Agreements................................     7
     Sub-Advisors.............................................     8
Brokerage Allocation..........................................     9

Other Services................................................    10
     Business Management Agreements...........................    10
     Fund Pricing Agreements..................................    10
     Custodial Agreement......................................    10
     Transfer and Dividend Paying Agent.......................    11
     Independent Auditors.....................................    11

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES...............    11

TAX STATUS....................................................    11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........    14

GENERAL INFORMATION...........................................    15

FINANCIAL STATEMENTS..........................................    15

APPENDIX A: DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS..   A-1

APPENDIX B: DESCRIPTION OF SECURITIES AND RISKS...............   B-1

                              INVESTMENT POLICIES



GROWTH FUND

The portfolio investments of the Growth Fund are not concentrated in any one industry or group of industries but are varied according to what is judged advantageous under varying economic conditions. While the portfolio is diversified by investment in a cross-section of businesses and industries, the Growth Fund follows a policy of flexibility. The Growth Fund does not invest in companies for the purpose of exercising control of management. Moreover, the Growth Fund purchases only marketable securities.

It is the policy of the Growth Fund to purchase and hold securities believed to have potential for long-term capital growth. Investment income is a secondary consideration in the selection of portfolio securities. The Growth Fund does not buy and sell for short-term trading profits. Therefore, portfolio changes usually are accomplished gradually. However, Fund management is not restricted and may effect short-term transactions when subsequent events make an investment undesirable for long-term holding.

For 1995 and 1996, the Growth Fund's portfolio turnover rates were 64.59% and 67.63%, respectively. Although it is impossible to predict with certainty the Growth Fund's ongoing portfolio turnover rate, the investment adviser expects that under normal circumstances it will be less than 100% each year.

INCOME FUND

During 1995 and 1996, the Income Fund's portfolio turnover rates were 74.53% and 112.60%, respectively. Although it is impossible to predict with certainty the Income Fund's ongoing portfolio turnover rate, the investment adviser expects that under normal circumstances it will be less than 100% each year. During periods of rapidly changing interest rates, however, the turnover rate may be greater than 100%. This results from the investment adviser's desire to optimize rates of return during such periods.

BALANCED FUND

During 1995 and 1996, the Balanced Fund's portfolio turnover rates were 64.80% and 72.10%, respectively. The annual turnover rates of the common stock portion of the Balanced Fund's portfolio for 1995 and 1996 were 64.27% and 67.80%, respectively, and for the bond portion for 1995 and 1996 were 65.81% and
81.24%, respectively.    Although it is impossible to predict with certainty the
Balanced Fund's ongoing portfolio turnover rate, the investment adviser expects that under normal circumstances it will be less than 100% each year. During periods of rapidly changing interest rates, however, the turnover rate may be greater than 100%. This results from the investment adviser's desire to optimize rates of return during such periods.


SHORT-TERM INVESTMENT FUND
There is no turnover information for the Short-Term Fund as it holds its securities for less than one year.


INTERNATIONAL EQUITY FUND
There is no turnover information for the International Fund as it has been in existence less than one year.

SMALL CAP GROWTH FUND
There is no turnover information for the Small Cap Growth Fund as it has been in existence less than one year.

SOCIALLY RESPONSIBLE FUND
There is no turnover information for the Socially Responsible Fund as it has been in existence less than one year.


                            INVESTMENT RESTRICTIONS


Each Fund operates under the following fundamental investment restrictions which, along with each Fund's objective, cannot be changed without the approval of a "majority of the outstanding voting securities," which is defined in the Investment Company Act of 1940 to mean the lesser of (i) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares. The Growth Fund, Balanced Fund, Income Fund and Short-Term Investment Fund each may not:


(1) purchase securities other than the securities in which a Fund is authorized to invest;


(2) issue senior securities except that a Fund may borrow money or enter into reverse repurchase agreements in an amount not to exceed 15% of its total assets taken at market value and then only for short-term credits as may be necessary for the clearance of transactions and from banks as a temporary measure for extraordinary or emergency purposes (moreover, in the event that the asset coverage for such borrowings may fall below 300%, the Fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage); a Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests that might otherwise require untimely dispositions of the Fund's portfolio securities; a Fund will repay all borrowings before making additional investments, and interest paid on borrowings will reduce net income;


(3) make loans to other persons (except by the purchase of obligations in which the Fund is authorized to invest); provided, however, that the Fund will not enter into repurchase agreements if, as a result thereof, more than 10% of the total assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven (7) days;


(4) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of any class of securities of that issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities);


(5) write, or invest in, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;


(6)  purchase securities on margin or sell any securities short;


(7) invest in the securities of any issuer, any of whose officers, directors or security holders is an officer of a Fund if at the time of or after such purchase any officer or director of that Fund would own more than l/2 of 1% of the securities of that issuer or if that Fund's officers and directors together would own more than 5% of the securities of that issuer;

(8) purchase any securities that would cause more than 25% of the value of a Fund's total net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, commercial paper and bankers' acceptances, or any obligations of U.S. branches of foreign banks and foreign branches of U.S. banks, except as these investments may be limited by the Treasury regulations under section 817(h) of the Internal Revenue Code;


(9) invest more than 5% of the value of the Fund's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities;


(10) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% so long as the Fund's shares are registered for sale in certain states) of the value of the Fund's total assets but only to secure borrowings for temporary or emergency purposes;

(11) purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts;


(12) invest in companies for the purpose of exercising control; or


(13) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;


The Growth Fund and Short-Term Investment Fund each may not:

(14) underwrite the securities of other issuers, purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so called "restricted securities") or purchase securities not freely marketable.

The Balanced Fund and Income Fund each may not:

(15) Underwrite the securities of other issuers, invest more than 10% of its net assets in illiquid securities or invest in securities subject to restriction on disposition under the Securities Act of 1933, except for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.


The Small Cap Growth Fund, International Growth Fund and Socially Responsible Funds each may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

(3) make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

(4) borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income ( the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures, and options on futures;

(5) invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(6) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


The Small Cap Growth Fund, International Growth Fund and Socially Responsible Funds are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(a)  invest in companies for the purpose of exercising control or management;


(b) purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets, more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate;


(c) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;


(d) purchase securities on margin (except for use of short term credits as are necessary for the clearance of transactions), or sell securities short unless (I) the fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in a recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales, and

(e) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

For the Balanced Fund and Income Fund, the Board has adopted guidelines regarding investment in derivatives (such as CMOs), which among other things, establish certain minimum criteria for the types of derivative securities that may be purchased. Under such guidelines, fixed income derivatives purchased for the Funds must have low to moderate volatility and must perform consistently across a wide range of interest rate scenarios. They also must exhibit little excess interest rate risk relative to Treasuries of comparable duration.


                            Income Fund - Benchmark

The Lehman Brothers Aggregate Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

To qualify for inclusion in the Aggregate Index, a bond or security must meet certain criteria:


  * It must have at least one year to final maturity regardless of call features. Asset-backed securities must have a remaining average life of at least one year while mortgages must have a weighted aveage maturity (WAM) of at least one year. There is no limit on final maturity; bonds with 50- and 100-year maturities may be included in the Aggregate Index.

  * It must have at least $100 million par amount outstanding. The amount outstanding may differ from the original issue size due to various factors, including reopenings, sinking schedules, partial calls, and prepayments.

  * It must be rated investment grade (Baa3 or better) by Moody's Investors Service (unless it is a U.S. government or agency security, which are generally not formally rated). If a Moody's rating is unavailable, then the Standard and Poor's Corporation rating is used. If neither is available, then the Fitch Investor's Service rating is used. This implies that the index may include bonds that are split-rated. A bond rated Baa3 by Moody's and BB+ by S & P would be included; however, if Moody's assigns a rating below investment grade the bond will be excluded even if the S&P or Fitch rating is BBB- or better.

  * It must be fixed rate, although it can carry a coupon that steps up or changes according to a predetermined schedule. Adjustable or floating rate securities with periodic coupon changes based on changes in market rates are excluded. Stripped securities created from coupon securities are excluded, while the underlying coupon security is included. Zero coupon bonds may be included. Medium-term notes are included only if they were underwritten issues and meet other eligibility criteria.

  * It must be dollar-denominated and nonconvertible. All corporate and asset-backed securities must be registered with the Securities and Exchange Commission (SEC).

  * It must be publicly issued. Private placement securities including 144A securities are excluded.

Generally speaking, the Aggregate Index does not include securities with esoteric or one-of-a-kind features such as structured notes or range notes with coupons that depend on movements in market rates.

                            MANAGEMENT OF THE FUNDS

A listing of the Trustees and Officers of the Trust, their ages, their principal occupations for the past five years and their affiliation with other companies affiliated with Horace Mann Life Insurance Company is presented below. Correspondence with any Trustee or Officer may be addressed to the offices of the Funds at P.O. Box 4657, Springfield, Illinois 62708-4657.

BOARD OF TRUSTEES


*A. THOMAS ARISMAN (1, 2, 3), Age 50, Trustee; Senior Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation; Director and President, Horace Mann Investors, Inc.; and positions with Horace Mann Educators Corporation and its subsidiaries.


*LARRY K. BECKER (1, 3, 4), Age 48, Trustee and Chairman of the Board; Director, Executive Vice President, and Chief Financial Officer, Horace Mann Life Insurance Company and Horace Mann Service Corporation, Director, Horace Mann Investors, Inc.; and positions with Horace Mann Educators Corporation and its subsidiaries.


A. L. GALLOP (2), Age 71, Trustee; Executive Director (Retired), Minnesota Education Association; formerly Director, Horace Mann Educators Corporation (1968-1983).


RICHARD D. LANG, Age 59, Trustee; Executive Director, Vermont National Education Association.


*EDWARD L. NAJIM, Age 53, Trustee; Director and Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation; and positions with Horace Mann Educators Corporation and its subsidiaries.


HARRIET A. RUSSELL (4), Age 54, Trustee; member, Cincinnati Board of Education; Director and Vice President, Greater Cincinnati School Employer Credit Union; teacher (Retired), Walnut Hills High School; former Director, Horace Mann Growth Fund, 1974 to 1983.


*GEORGE J. ZOCK (1, 2, 3), Age 46, Trustee and President; Director, Senior Vice President and Treasurer, Horace Mann Life Insurance Company and Horace Mann Service Corporation; Director, Horace Mann Investors, Inc.; and positions with Horace Mann Educators Corporation and its subsidiaries.

_____________________
*Trustee is considered an "interested person" as that term is defined in the Investment Company Act of 1940.

(1) Member of Executive Committee - Unless otherwise provided by resolution of the Board, this committee may exercise all of the powers of the Board when the Board is not in session, except as otherwise stated in the Trust's By-Laws.


(2) Member of Audit/Insurance Committee - This committee serves as the Board's liaison with the Trust's independent auditors, reviews the financial operation of the Funds, and makes periodic reports of these reviews to the Board, along with appropriate recommendations regarding the proper and efficient financial operation of the Funds. Additional responsibilities include the review and assurance of the adequacy of insurance coverage for the Trust.


(3) Member of Securities Committee - This committee coordinates and communicates with the Trust's investment adviser on behalf of the Board, reviews and oversees investment management activities, makes recommendations to the Board on changes in the investment guidelines, recommends changes or adjustments to the investment advisory agreement, creates and revises standards of investment performance, and advises the Board on investment issues.

(4) Member of Nominating Committee - This committee is responsible for the selection of appropriate, qualified persons as director nominees to be presented to Trust shareholders for their consideration. The committee has no formal policy with respect to prospective director nominees recommended by shareholders, but shareholders are free to make recommendations.


OFFICERS


ANN M. CAPARROS, 44, Secretary and Ethics Compliance Officer; Director, Vice President, and Corporate Secretary, Horace Mann Life Insurance Company and Horace Mann Service Corporation; Secretary, Horace Mann Investors, Inc.; and positions with Horace Mann Educators Corporation and its subsidiaries; prior to March 1994, was associated with John Deere Insurance Group and Affiliates serving as Vice President and General Counsel.


ROGER W. FISHER, 44, Controller; Vice President and Controller, Horace Mann Life Insurance Company and Horace Mann Service Corporation; Controller, Horace Mann Investors, Inc.; and positions with Horace Mann Educators Corporation and its subsidiaries.


WILLIAM J. KELLY, 50, Treasurer and Regulatory Compliance Officer; Treasurer, Horace Mann Investors, Inc.; Vice President, Horace Mann Life Insurance Company; and Vice President-Transfer Agent, Horace Mann Service Corporation.


The Officers of the Trust receive remuneration from Horace Mann Service Corporation. The Trust does not pay any remuneration to its officers. The Trust pays each Independent Trustee a $1,000 annual retainer, $1,000 for each meeting of the Trust, $200 for each committee meeting and $500 for each telephonic meeting. For the fiscal year ended December 31, 1996, the Independent Trustees fees totaled $________ for each Fund.

COMPENSATION TABLE

The following table sets forth the estimated compensation to be earned from the Trust for the fiscal year ended December 31, 1997 by trustees who are not affiliated with Horace Mann Investors, Inc., the adviser.


                   Aggregate            Pension Retirement        Estimated            Total
                  Compensation          Benefits Accrued as     Annual Benefits     Compensation
   Trustee       from the Trust        Part of Fund Expenses         Upon         For The Complex
   -------       --------------        ---------------------
                                                                  Retirement
                                                                   ---------
A.L. Gallop         $-------                    N/A                   N/A            $-------

Richard D.          $-------                    N/A                   N/A            $-------
 Lang

Harriet A.          $-------                    N/A                   N/A            $-------
 Russell


As of the date of this Statement of Additional Information, the Trustees and Officers of the Trust held in the aggregate directly and beneficially less than 1% of the outstanding shares of Growth Fund. Trustees and Officers do not directly own any shares of Income Fund, Balanced Fund or Short-Term Fund; however, they may invest indirectly in the Growth Fund, Income Fund, Balanced Fund and/or Short-Term Fund through annuity contracts issued by Horace Mann Life Insurance Company and the 401(k) plan of Horace Mann Service Corporation.


                    INVESTMENT ADVISORY AGREEMENTS


As stated in the Prospectus, Horace Mann Investors, Inc. ("Adviser") is the Trust's investment adviser and manager. Pursuant to an investment advisory and management agreement, the Adviser acts as the Trust's adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. In addition to the management advisory fee, each portfolio pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's net asset value. Expenses that will be borne directly by the Funds include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its share of distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The investment advisory and management agreement continues in effect for each Fund from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days notice by either party; the Trust may so terminate the agreement either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the subject Fund if the Adviser were determined to have breached the agreement. The agreement would terminate automatically upon assignment.

The advisory agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Trust or any Shareholder of the Trust for any error of judgement, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.


As compensation for its services, the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each pay Investors a management fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets as follows:


                                       % of average daily net assets
                                       -----------------------------
  International Fund                               1.1%
  Small Cap Growth Fund                            1.4%
  Socially Responsible Fund                        .95%

                                       % of average daily net assets
                                       -----------------------------
  International Fund                               1.1%
  Small Cap Growth Fund                            1.4%
  Socially Responsible Fund                        .95%



As compnesation for its services, the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund each pay Investors a two-part advisory fee at the end of each month.

Part 1:
Under part one, each Fund's fee is accrued daily and is calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four Funds' daily net assets for the respective month:

                                Net Assets                   Rate
                                ----------                   ----

Growth Fund
Income Fund                     On initial $100 million      .250%
Balanced Fund                   Over $100 million            .200%
Short-Term Investment Fund


Part 2:
Under part two, each Fund's advisory fee is accrued daily and is calculated by applying the following annual percentage rates to the average daily net assets of each Fund for the respective month:

                              Net Assets            Rate
                              ----------            ----

    Growth Fund        On initial $100 million      .400%
                       On next $100 million         .300%
                       Over $200 million            .250%

    Balanced Fund      On initial $100 million      .325%
                       On next $100 million         .275%
                       On next $300 million         .225%
                       Over $500 million            .200%

    Income Fund        On initial $100 million      .250%
                       On next $100 million         .200%
                       Over $200 million            .150%

    Short-Term Fund    On initial $100 million      .125%
                       On next $100 million         .100%
                       Over $200 million            .075%



For the fiscal year ended December 31, 1996, the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund paid the Adviser $__________, $___________, $___________ and $____________, respectively, for its services as busness manager. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1996.


SUB-ADVISORS--Each of the Investment Sub-Advisory Agreements provides that neither the subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the subadviser of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Each of the Investment Sub-Advisory Agreements continue for the same term as the advisory agreement and are subject to the same requirements for renewal.


     For the services provided the Adviser pays each Sub-Adviser a monthly fee at an annual rate based on average daily net assets of each Fund in accordance with the following schedule:


                   Net Assets                               Rate
                   ----------                               ----
  Small Cap Growth Fund

        On the first $25 million                            1.00%
        On assets over $25 million                           .75%

  International Equity Fund

        (during the first six months of operations)
         On the first $40 million                            .35%
         On assets over $40 million                          .25%

        (after the first six months of operations)           .70%
         On the first $40 million                            .50%
         On assets over $40 million

  Socially Responsible Fund

                                       8

                       NET ASSETS                    RATE
                       ----------                    ----
                     On the first $20 million       .55%
                     On the next $20 million        .45%
                     On assets over $40 million     .30%


Growth Fund          On initial $100 million        .400%
                     On next $100 million           .300%
                     Over $200 million              .250%

Balanced Fund        On initial $100 million        .325%
                     On next $100 million           .275%
                     On next $300 million           .225%
                     Over $500 million              .200%

Income Fund          On initial $100 million        .250%
                     On next $100 million           .200%
                     Over $200 million              .150%

Short-Term Fund      On initial $100 million        .125
                     On next $100 million           .100%
                     Over $200 million              .075%

For the fiscal year ended December 31, 1996, the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund paid Wellington Management $______, $______, $______ and $______, respectively, for its investment management services. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1996.

                              BROKERAGE ALLOCATION

The Investment Advisory Agreements and the Investment Sub-Advisory Agreements authorize Investors and the Sub-Advisers, respectively (collectively the "Advisers") (subject to the discretion and control of the Trust's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities and direct the Advisers to use their best efforts to obtain the best available price and most favorable execution. Subject to policies established by the Trustees of the Trust, the Advisers may also be authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if an Advisor determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided, viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and other clients.

In placing portfolio transactions,each of the Advisers will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and other services in addition to execution services. Such services may include factual and statistical information or other items of supplementary research assistance. Each of the Advisers considers such information useful in the performance of its obligations under the advisory agreements, but is unable to determine the amount by which such services may reduce its expenses. In addition, within the parameters of achieving best price and execution, brokerage services may be used to generate commission credits which are used to pay for pricing agent and custodial services. See, "Business Management Agreements and other Services - Fund Pricing Agreements and Custodial Agreement."

Some securities considered for investment by a Fund may also be appropriate for other funds and/or clients served by an Adviser. To assure fair treatment of each fund and all clients of the Adviser in situations in which two or more clients' accounts participate simultaneously in a buy or sell program involving the same security, such transactions will be allocated among the Funds and clients in a manner deemed equitable by the Adviser.

The Growth Fund paid brokerage fees of $, $_______, $_______ and $_______ in the fiscal years ended December 31, 1994, 1995 and 1996, respectively; the Balanced Fund paid brokerage fees of $_______, $_______ and $_______ for those same respective periods. The Short-Term Fund paid no brokerage fees.

Substantially all of the brokerage fees were allocated to brokers who provided research, statistical or other services. Total brokerage fees paid during a year will vary with turnover rates.

                                 OTHER SERVICES







FUND PRICING AGREEMENTS - Effective _________, 1997, the Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), a national banking association located at 225 Franklin Street, Boston, Massachusetts 02110, to calculate the daily net asset value per share for each Fund and to maintain certain required accounting records.


The Growth and Balanced Funds may compensate State Street Bank for these services directly or through a commission credit arrangement with Frank Russell Securities, Inc. The Adviser places trades for the Growth and Balanced Funds with Frank Russell Securities, Inc., subject to its obligation to obtain best available price and most favorable execution. Investors directly compensates State Street for pricing and accounting services provided to the Short-Term Investment Fund.





CUSTODIAL AGREEMENT - State Street Bank also serves as custodian of the assets of each Fund, including foreign securities through a sub-custodian relationship. Under the Custodial Agreement, State Street maintains each Fund's portfolio securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities, and performs such other ministerial duties outlined in the Custodial Agreement.



The Growth and Balanced Funds may compensate State Street for these services directly or through a commission credit arrangement with Frank Russell Securities, Inc. The Adviser places trades for the Growth and Balanced Funds with Frank Russell Securities, Inc., subject to its obligation to obtain best available price and most favorable execution.

TRANSFER AND DIVIDEND PAYING AGENT - Horace Mann Service Corporation ("HMSC"), One Horace Mann Plaza, Springfield, Illinois 62715-0001, acts as the transfer agent and dividend disbursing agent for each Fund and is paid a fee based on the number of accounts outstanding. HMSC is a wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"). "Horace Mann" is a registered service mark of HMEC. The Funds have been given limited permission to use that service mark in its name, subject to HMEC's right to revoke that permission.


INDEPENDENT AUDITORS - KPMG Peat Marwick LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the Trust's independent auditors. KPMG Peat Marwick LLP performs an annual audit of the financial statements of each Fund and provides accounting advice and services related to Securities and Exchange Commission filings throughout the year.


                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of each Fund's shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is received at the home office, One Horace Mann Plaza, Springfield, Illinois 62715-0001. A security listed or traded on an exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter are valued at the last current bid price. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m. Chicago time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every date the New York Stock Exchange, is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when the International Equity Fund's net asset value is not calculated. Consequently, calculation of the net asset value for the International Equity Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation; and the value of the net assets held by the International Equity Fund may be significantly affected on days when shares are not available for purchase or redemption.

Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.


                                   TAX STATUS


It is intended that each of the Funds will qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"). In order to qualify as a regulated investment company under the Code, each of the Funds must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in these stocks, securities or foreign currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stocks, securities or certain options, futures, or forward contracts held less than three months, (c) distribute at least 90% of its net investment income which includes short-term capital gains and (d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, Government securities, the securities of other regulated investment companies, and other securities limited in respect of any one issuer to 5% of the Fund's total assets and to not more than 10% of the voting securities of that issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than Government securities or the securities of other regulated investment companies).





The Funds are investment vehicles for the variable contracts of Horace Mann Life Insurance Company. The separate accounts which maintain the variable contracts must satisfy quarterly diversification requirements under Section 817(h) of the Code. These diversification requirements, which apply in addition to the diversification requirements imposed on the Funds by the Investment Company Act of 1940, place limitations on the investments of each Fund that can be made in the securities of certain issuers. If Fund investments are not adequately diversified under Section 817(h), the earnings of all variable contracts invested, in whole or in part, in the Fund will be currently taxable to the variable contract owners.


As a regulated investment company, a Fund is not subject to federal income tax on its net investment income (including short-term capital gains) if it distributes all net investment income to its shareholders. A Fund will not be subject to federal income tax on any net capital gains (the excess of net long-term capital gains or net short-term capital losses) that are distributed as capital gain dividends. If, however, shares of a Fund are sold at a loss after being held six months or less, such loss will be considered a long-term capital loss to the extent of any capital gains distributions on such shares.


A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of a Fund's securities.


The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under
Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that a Fund had unrealized gains in offsetting positions at year end.


Foreign exchange gains and losses realized by the International Equity Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing, and character of distributions to shareholders. For example, if the Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.


The International Equity Fund may qualify for and make an election permitted under the "pass through" provisions of Section 853 of the Code, which allows a regulated investment company to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund's total assets at the close of its taxable year must consist of stock or other securities in foreign corporations, and the Fund must have distributed at least 90% of its taxable income.


If the International Equity Fund makes this election, it may not take any foreign tax credit, and may not take a deduction for foreign taxes paid. However, the Fund is allowed to include the amount of foreign taxes paid in a taxable year in its dividends paid deduction. Each shareholder would then include in its gross income, and treat as paid by it, his proportionate share of the foreign taxes paid by the Fund.


Investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.


If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the portfolio, the Board of Trustees of the Fund will promptly review the policies of the International Equity Fund to determine whether significant changes in its investments are appropriate.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the International Equity Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The above discussion is only an abbreviated summary of the applicable provisions of the Code and is not intended as tax advice.

            CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, as of April 1, 1997, the holdings of the capital stock of each of the Funds known by the respective Fund to own, control or hold with power to vote 5% or more of its outstanding securities. Since the listed insurance company registered separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

Growth Fund:                              Type of       Shares     % of shares
------------                           Ownership       Owned     Outstanding
                                       ---------    ---------    -----------

Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account.........................  Record
  (b) Horace Mann Life Insurance Company
     Separate Account B.......................  Record

Income Fund:
-----------


Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account.......................    Record

Balanced Fund:
--------------


Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance
     Company Separate Account.................  Record

Short-Term Fund:
----------------


Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account.........                  Record
  (b) Horace Mann Life Insurance Company
     (depositor)...........................     Record

Small Cap Growth Fund;
----------------------

Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account.........                  Record

  (b) Horace Mann Life Insurance Company
     (depositor)                                Record

International Equity Fund:


Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account.........                  Record
  (b) Horace Mann Life Insurance Company
     (depositor)                                Record

Socially Responsible Fund:


Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
  (a) Horace Mann Life Insurance Company
     Separate Account                           Record
  (b) Horace Mann Life Insurance Company

Horace Mann Life Insurance Company is organized under the laws of the State of Illinois and is a wholly-owned subsidiary of Allegiance Life Insurance Company, an Illinois-domiciled life insurance company. One hundred percent of the stock of Allegiance Life Insurance Company is held by Horace Mann Educators Corporation, an insurance holding company incorporated in Delaware.


                           GENERAL INFORMATION


As a business trust, the Trust is not required to hold annual shareholder meeting. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(C) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by the individual series, except that shares are voted by the individual series when required by the Investment Company Act of 940 or other applicable law, or then the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

                             FINANCIAL STATEMENTS


The financial statements for the Growth Fund, Income Fund, Balanced Fund and Short-Term Investments Fund for the year ended December 31, 1996, and the Report of Independent Auditors thereon, are incorporated herein by reference from the Funds' Annual Report dated December 31, 1996. A copy of the Annual Report must be accompanied by or preceded by the prospectus. Additional copies of the Annual Report and/or the Reports of Independent Auditors may be obtained, upon request and without charge, by contacting the offices of the Funds at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-
free).

The Small Cap Growth Fund, International Equity Fund and Socially Responsible are new funds. The Statements of Net Assets for these Funds are on the following pages.

                         REPORT OF INDEPENDENT AUDITORS
                         ------------------------------


The Board of Trustees and Shareholders of
Horace Mann Mutual Funds:


We have audited the accompanying statements of net assets for the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (the portfolios comprising the Horace Mann Mutual Funds) (the "Fund") as of December 27,1996. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the cash balance as of December 27, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions of the Portfolios as of December 27, 1996 in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP
Chicago, Illinois
December 30, 1996

                            HORACE MANN MUTUAL FUNDS

                            STATEMENTS OF NET ASSETS

                               December 27, 1996


                                                 Small Cap      International       Socially
                                                  Growth          Equity          Responsible
                                                   Fund            Fund              Fund
                                                 ------------------------------------------------
Assets-
     Cash......................................    $40,000        $40,000           $40,000
          Total Assets.........................     40,000         40,000            40,000
Net Assets.....................................    $40,000        $40,000           $40,000
                                                   =======        =======           =======
Net Assets Consist of:
     Paid in Surplus...........................    $40,000        $40,000           $40,000
                                                   =======        =======           =======
Maximum Offering Price per
Share:
     Net Assets Value and Redemption Price
      per Share (based upon net assets of
      $40,000 and 4,000 shares of beneficial
      interest issued and outstanding for
      each Fund)...............................    $ 10.00        $ 10.00           $ 10.00
                                                   =======        =======           =======



Note 1: The Horace Mann Mutual Funds was organized as a Delaware Business Trust on November 7, 1996. The Trust is comprised of the following portfolios: Small Cap Growth Fund, International Equity Fund and the Socially Responsible Fund (the "Portfolios"). None of the portfolios have had operations since that date other than relating to the issuance of 4,000 no par value shares of beneficial interest for $40,000 to Horace Mann Life Insurance Company, an affiliated company. An unlimited number of shares are authorized.

                                   APPENDIX A

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS - Moody's Investors Service, Inc., employs the designations "Prime-1", "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated PRIME-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated PRIME-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2 and 3 to indicate the relative degree of safety. A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 - Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

CORPORATE DEBT SECURITIES - Moody's Investors Service, Inc., rates the long-term debt securities issued by various entities from "Aaa " to "D." AAA - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, these changes are most unlikely to impair the fundamentally strong position of such issues. AA - High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA - Medium grade obligations. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Standard & Poor's Corporation also rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA - Highest grade. They possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates and provide the maximum safety on all counts. AA - High grade. Generally, these bonds differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market. A - Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

                                  APPENDIX B

                      DESCRIPTION OF SECURITIES AND RISKS

REPURCHASE AGREEMENTS - Repurchase agreements are agreements under which the purchaser (i.e., a Fund) acquires ownership of an obligation (debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. If the seller of a repurchase agreement fails to repurchase this obligation in accordance with the terms of the agreement, the investing Fund will incur a loss to the extent that the proceeds on the sale are less than the repurchase price. Repurchase agreements usually involve United States Government or federal agency securities and, as utilized by the Funds, include only those securities in which the Funds may otherwise invest. Repurchase agreements are for short periods, most often less than 30 days and usually less than one week. The Funds intend to enter into repurchase agreements only with domestic commercial and savings banks and savings and loan associations with total assets of at least one billion dollars, or with primary dealers in United States Government securities. In addition, the Funds will not enter into repurchase agreements unless (a) the agreement specifies that the securities purchased, and interest accrued thereon, will have an aggregate value in excess of the price paid; and (b) the Funds take delivery of the underlying instruments pending repurchase. In entering into a repurchase agreement, a Fund is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, the Fund may incur disposition costs in connection with liquidating the collateral (i.e., the underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited. The Funds believe that these risks are not material inasmuch as the Funds will evaluate the credit worthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each such arrangement is adequately collateralized.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. If it employs reverse repurchase agreements, a Fund will use the proceeds to purchase other money market securities and instruments eligible for purchase by that Fund either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will place in a segregated custodial account securities having a value equal to the repurchase price. A Fund will generally utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transactions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with the proceeds of the transaction may decline below the repurchase price of the securities by the Fund which it is obligated to repurchase. As a matter of operating policy, the aggregate amount of illiquid repurchase and reverse repurchase agreements will not exceed 10% of any of the Funds' total net assets at the time of initiation.

HIGH-YIELD (HIGH-RISK) SECURITIES -- High-yield (high-risk) securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or CCC by Duff & Phelps, Inc. ("D&P"); (ii) commercial paper rated as low as C by S&P, Not Prime by Moody's, or Fitch 4 by Fitch; and (iii) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES -- All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force a Fund to sell the more liquid portion of its portfolio.

     PAYMENT EXPECTATIONS -- Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for a Fund.

     CREDIT RATINGS -- Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's and Sub-Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor and Sub-Advisor employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor and Sub-Advisor continually monitors the investments in each Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

     LIQUIDITY AND VALUATION -- A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's net asset value and ability to dispose of particular securities, when necessary to meet a Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing a Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm binds of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perception, whether or not based on fundamental analysis, may decease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

WARRANTS - Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of B-1 B-1 While warrants may be traded, there is often no secondary market for them. The Funds will time. Moreover, they are usually issued by the issuer of the security to which they relate. invest in publicly traded warrants only. Warrants do not have any inherent value. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and the investing Fund's investment in them will be lost. In view of the highly speculative nature of warrants, as a matter of operating policy, no Fund will invest more than 5% of its total net assets in warrants.

CONVERTIBLE PREFERRED STOCKS AND DEBT SECURITIES - Certain preferred stocks and debt securities include conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one
                                        ----
share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK - Preferred Equity Redemption Cumulative Stock (PERCS) are a form of convertible preferred stock which automatically convert into shares of common stock on a predetermined conversion date. PERCS pay a fixed annual dividend rate which is higher than the annual dividend rate of the issuing company's common stock. However, the terms of PERCS limit an investor's ability to participate in the appreciation of the common stock (usually capped at approximately 40%). Predetermined redemption dates and prices set by the company upon the issuance of the securities provide the mechanism for limiting the price appreciation of PERCS.

ADJUSTABLE RATE MORTGAGE SECURITIES - Adjustable rate mortgage securities
(ARMs), are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.


TYPES OF CREDIT ENHANCEMENT - Mortgage backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligers on underlying assets to make payments, these securities may contain elements of credit support which fall into two categories: (I) liquidity protection and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. A Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.


FOREIGN SECURITIES. The Fund is intended to provide individual and institutional investors with an opportunity to invest a portion of their assets in a diversified group of securities of companies, wherever organized, which do business primarily outside the U.S., and foreign governments. The Adviser believes that diversification of assets on an international basis decreases the degree to which events in any one country, including the U.S., will affect an investor's entire investment holdings. In certain periods since World War II, many leading foreign economies and foreign stock market indices have grown more rapidly than the U.S. economy and leading U.S. stock market indices, although there can be no assurance that this will be true in the future. Because of the Fund's investment policy, the Fund is not intended to provide a complete investment program for an investor.


Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions or bid to asked spreads on U.S. markets, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or lass of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investment sin those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.


FOREIGN CURRENCIES. Because investments in foreign securities usually will involve currencies of foreign countries and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on foreign currencies and foreign currency futures contracts, the value of the assets of the Fund as measured dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, which offering a lesser rate or exchange should the Fund desire to resell that currency tot he dealer. The Fund will conduct its foreign currency exchange transactions either on ta spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into options or forward or futures contracts to purchase or sell foreign currencies.


STRATEGIC TRANSACTIONS AND DERIVATIVES. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transacting is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.


Strategic Transactions, including derivative contracts, have risks associated with them-including possible default by the other party to the transaction, liquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over - the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transacting for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition many Strategic Transactions involving options require segregation of Fund assets in special accounts.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market-value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed out or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (I) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restricting imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options for a particular class or series of options, in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contract to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its net assets in illiquid securities.


If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.



The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.


The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contracts it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.


The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference amount two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.


The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure to an extend greater, after all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.


RISKS OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered in to based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on change in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specific index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act"), and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


EURODOLLAR INSTRUMENTS. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowing. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.


RISKS OF STRATEGIC TRANSACTIONS OUTSIDE THE U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by; (I) other complex foreign political legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lower trading volume and liquidity.


USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions in addition to other requirements, require that the Fund segregate liquid, high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or , subject to any regulatory restrictions, an amount of cash or liquid, high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid, high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.


  Except when the Fund enters into a forward contracts for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments, it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sellback formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election or either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligations, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligations in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.


The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAX STATUS").

                            HORACE MANN MUTUAL FUNDS

                                   FORM N-1A

                           PART C:  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     A.   FINANCIAL STATEMENTS:

          (i)  Financial Statements included in Part A of the Registration
               Statement:

                 --Audited condensed financial information for the Growth Fund,
                   Income Fund, Balanced Fund and Short-Term Investment Fund for the twelve months ended December 31, 1996 (all of which are incorporated by reference from the Funds' Annual Report dated December 31, 1996)

          (ii) Financial Statements included in Part B of the Registration
               Statement:

               Audited financial statements for each of the following Funds are incorporated by reference from the Funds' Annual Report dated December 31, 1996 which was filed with the Securities and Exchange Commission on or about March 5, 1997: Growth Fund (811-
               778); Income Fund (811-3664); Balanced Fund (811-3665); and
               Short-Term Investment Fund (811-3666), including:

                 --Report of Independent Auditors dated January 23,1997 --Statements of Investments at December 31, 1996
                 --Statements of assets and liabilities at December 31, 1996 --Statements of operations for the year ended December 31, 1996 --Statements of changes in net assets for the years ended
                   December 31, 1995 and 1996
                 --Notes to financial statements at December 31, 1996 --Financial Highlights for each of the fiscal years since 1986 for the Growth Fund, Income Fund, Balanced Fund and Short-Term Investment Fund

               Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund:

               Statement of Net Assets at December 27, 1996
               Report of Independent Auditors

     B.   EXHIBITS:

          (1)  Declaration of Trust and Certificate of Trust of
               Registrant./1/
          (2)  Bylaws of Registrant./1/
          (3)  None.
          (4)  None.

          (5)  (a) Management Agreement/2/
            *(a.1) Letter Agreement
               (b) Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and Scudder, Stevens & Clark, Inc./2/
               (c) Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and PNC Equity Advisors Company/2/
              *(d) Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and Wellington Capital Management, LLP.
          (6)  None
          (7)  None

          (8)  Custodian Services Agreement/2/
          (9)  (a) Transfer Agent Agreement/2/
               (b) Money Transfer Services Agreement/2/
          (10) *Legal Opinion and Consent of Vedder, Price, Kaufman &
               Kammholz
          (11) *Consent of independent accountants.
          (12) Not applicable.

          (13) Investment Letter of initial investor in Registrant./2/
          (14) None.
          (15) None
          (16) Not applicable.
          (18) Not applicable.

          (19) Horace Mann Educators Corporation and Its Subsidiaries./2/
          (20) Powers of Attorney/2/
          (27) *Financial Data Schedule.

*Filed herewith.
_____________________________
/1/Incorporated by reference to the initial Registration Statement filed on November 8, 1996.

/2/Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A on or about February 20, 1997.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is directly controlled by Horace Mann Mutual Funds. Companies under common control include Horace Mann Educators Corporation, its subsidiaries and Horace Mann Balanced Fund, Inc., Horace Mann Growth Fund, Inc., Horace Mann Income Fund, Inc., and Horace Mann Short-Term Investment Fund, Inc. See Exhibit #19.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


          As of March 1, 1997, there were the following holders of record of the Shares of Registrant.


                   Fund                             Number of Shares
                   ----                             ----------------
          Growth Fund                                          0
          Balanced Fund                                        0
          Income Fund                                          0
          Short-Term Investments Fund                          0
          Small Cap Growth Fund                            4,000
          International Equity Fund                        4,000
          Socially Responsible Fund                        4,000


ITEM 27.  INDEMNIFICATION.

          Article V of Registrant's Declaration of Trust, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of he duties involved in the conduct of their office ("Disabling Conduct").

          Registrant will obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS


          Registrant's investment adviser is Horace Mann Investors, Inc. In addition to its services to Registrant as investment adviser, Horace Mann Investors, Inc. is a registered securities broker-dealer and acts as distributor for the Variable Annuity Products of Horace Mann Life Insurance Company. The Adviser has entered into investment subadvisory agreements with Wellington Management Company, LLP, Scudder, Stevens & Clark, Inc. and PNC Equity Advisors Company for the management of the assets of the Funds.


Name Business and Other Connections of Board of Directors and Officers of Registrant's Investment Adviser, Horace Mann Investors, Inc.

Thomas A. Arisman    Director, Chairman of the Board and President, Horace Mann
                     Investors, Inc.**
                     Trustee, Horace Mann Mutual Funds**
                     Senior Vice President, Horace Mann Life Insurance Company,
                     Horace Mann Service Corporation and related insurance companies*

Larry K. Becker      Director, Horace Mann Investors, Inc.**
                     Trustee and Chairman of the Board, Horace Mann Mutual
                     Funds**
                     Director, Executive Vice President and Chief Financial
                     Officer, Horace Mann Life
                     Insurance Company, Horace Mann Service Corporation and related insurance companies**

George J. Zock       Director, Horace Mann Investors, Inc.**
                     Trustee and President, Horace Mann Mutual Funds**
                     Senior Vice President and Treasurer, Horace Mann Life
                     Insurance Company, Horace
                     Mann Service Corporation and related insurance companies**


William J. Kelly     Treasurer, Horace Mann Investors, Inc.**
                     Treasurer and Regulatory Compliance Officer, Horace Mann
                     Mutual Funds**
                     Vice President, Horace Mann Life Insurance Company, Horace
                     Mann Service Corporation and related insurance companies**


Ann M. Caparros      Secretary, Horace Mann Investors, Inc.**
                     Director, Vice President, Corporate Secretary, Horace
                     Mann Life Insurance Company,
                     Horace Mann Service Corporation, and related insurance companies**


Roger W. Fisher      Controller, Horace Mann Investors, Inc.**
                     Vice President and Controller, Horace Mann Service
                     Corporation, Horace Mann Life
                     Insurance Company and related insurance companies**

       **One Horace Mann Plaza, Springfield, IL

                         Business and Other Connections of Board of Directors
                         of Registrant's Investment Sub-Adviser, Wellington Management Company, LLP. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").
                         ------------------------------------------------------
                         The list required by this Item 28 of officers and partners of Wellington Management Company, together with information as to any business profession, vocation or employment of sustantial nature engaged in by such officers and partners during the past two fiscal years, is incorporated herein by reference to Schedules B and D of Form ADV filed by Wellington Management Company pursuant to the Advisers Act (SEC File No. 801-15908).

                         Business and Other Connections of Board of Directors
                         of Registrant's Investment Sub-Adviser, Scudder,
Name                     Stevens & Clark, Inc. ("SSC")/1/
----                     ----------------------------------------------------

Stephen R. Beckwith      Director, Vice President, Assistant Treasurer, Chief
                         Operating Officer & Chief
                         Financial Officer, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**


Lynn S. Birdsong         Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Supervisory Director, The Latin America Income and
                         Appreciation Fund N.V. (investment company)/+/
                         Supervisory Director, The Venezuela High Income Fund
                         N.V. (investment company)/xx/
                         Supervisory Director, Scudder Mortgage Fund
                         (investment company)/+/
                         Supervisory Director, Scudder Floating Rate Funds for
                         Fannie Mae Mortgage
                         Securities I & II (investment company)/+/
                         Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                         (investment manager)/#/
                         Trustee, Scudder Funds Trust (investment company)*
                         President & Director, The Latin America Dollar Income
                         Fund, Inc. (investment company)**
                         President & Director, Scudder World Income
                         Opportunities Fund, Inc. (investment company)**
                         Director, Canadian High Income Fund (investment company)/#/
                         Director, Hot Growth Companies Fund (investment company)/#/
                         President, The Japan Fund, Inc. (investment company)**
                         Director, Sovereign High Yield Investment Company
                         (investment company)/+/


Nicholas Bratt           Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         President & Director, Scudder New Europe Fund, Inc.
                         (investment company)**
                         President & Director, The Brazil Fund, Inc.
                         (investment company)**
                         President & Director, The First Iberian Fund, Inc.
                         (investment company)**
                         President & Director, Scudder International Fund, Inc.
                         (investment company)**
                         President & Director, Scudder Global Fund, Inc.
                         (President on all series except
                         Scudder Global Fund) (investment company)**
                         President & Director, The Korea Fund, Inc.
                         (investment company)**
                         President & Director, Scudder New Asia Fund, Inc.
                         (investment company)**
                         President, The Argentina Fund, Inc. (investment company)**
                         Vice President Scudder, Stevens & Clark Corporation
                         (Delaware) (investment adviser)**
                         Vice President, Scudder, Stevens & Clark Japan, Inc.
                         (investment adviser)/###/
                         Vice President, Scudder, Stevens & Clark of Canada
                         Ltd.
                         (Canadian investment adviser) Toronto, Ontario, Canada
                         Vice President, Scudder, Stevens & Clark Overseas
                         Corporation/oo/


E. Michael Brown         Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Trustee, Scudder GNMA Fund (investment company)*
                         Trustee, Scudder U.S. Treasury Fund (investment company)*
                         Trustee, Scudder Tax Free Money Fund (investment company)*
                         Assistant Treasurer, Scudder Investor Services, Inc.
                         (broker/dealer)*
                         Director & President, Scudder Realty Holding
                         Corporation (a real estate holding company)*
                         Director & President, Scudder Trust Company (a trust company)/+++/
                         Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady           Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Director & Vice President, Scudder Investor Services,
                         Inc. (broker/dealer)*                         Vice
                         President Scudder Service Corporation (in-house transfer agent)*
                         Director, SFA, Inc. (advertising agency)*


Linda C. Coughlin        Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Director & Senior Vice President, Scudder Investor
                         Services, Inc. (broker/dealer)*
                         President & Trustee, AARP Cash Investment Funds
                         (investment company)**
                         President & Trustee, AARP Growth Trust (investment company)** President & Trustee, AARP Income Trust
                         (investment company)**
                         President & Trustee, AARP Tax Free Income Trust
                         (investment company)**
                         Director, SFA, Inc. (advertising agency)*


Margaret D. Hadzima      Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Assistant Treasurer, Scudder Investor Services, Inc.
                         (broker/dealer)*


Jerard K. Hartman        Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Vice President, Scudder California Tax Free Trust
                         (investment company)*
                         Vice President, Scudder Equity Trust (investment company)**
                         Vice President, Scudder Cash Investment Trust
                         (investment company)*
                         Vice President, Scudder Fund, Inc. (investment company)**
                         Vice President, Scudder Global Fund, Inc. (investment company)**
                         Vice President, Scudder GNMA Fund (investment company)*
                         Vice President, Scudder Portfolio Trust (investment company)*
                         Vice President, Scudder Institutional Fund, Inc.
                         (investment company)**
                         Vice President, Scudder International Fund, Inc.
                         (investment company)**
                         Vice President, Scudder Investment Trust (investment company)*
                         Vice President, Scudder Municipal Trust (investment company)*
                         Vice President, Scudder Mutual Funds, Inc..
                         (investment company)**
                         Vice President, Scudder New Asia Fund, Inc.
                         (investment company)**
                         Vice President, Scudder New Europe Fund, Inc.
                         (investment company)**
                         Vice President, Scudder Securities Trust (investment company)*
                         Vice President, Scudder State Tax Free Trust
                         (investment company)*
                         Vice President, Scudder Funds Trust (investment company)**
                         Vice President, Scudder Tax Free Money Fund
                         (investment company)*
                         Vice President, Scudder Tax Free Trust (investment company)*
                         Vice President, Scudder U.S. Treasury Money Fund
                         (investment company)*
                         Vice President, Scudder Variable Life Investment Fund
                         (investment company)*
                         Vice President, The Brazil Fund, Inc. (investment company)**
                         Vice President, The Korea Fund, Inc. (investment company)**
                         Vice President, The Argentina Fund, Inc. (investment company)**
                         Vice President & Director, Scudder, Stevens & Clark of
                         Canada, Ltd. (Canadian
                         investment adviser) Toronto, Ontario, Canada
                         Vice President, The First Iberian Fund, Inc.
                         (investment company)**
                         Vice President, The Latin America Dollar Income Fund,
                         Inc. (investment company)**
                         Vice President, Scudder World Income Opportunities
                         Fund, Inc. (investment company)**


Richard A. Holt          Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Vice President, Scudder Variable Life Investment Fund
                         (investment company)*

Dudley H. Ladd           Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Director, Scudder Global Fund, Inc. (investment company)**
                         Director, Scudder International Fund, Inc. (investment company)**
                         Senior Vice President & Director, Scudder Investor
                         Services, Inc. (broker/dealer)*
                         President & Director, SFA, Inc. (advertising agency)*
                         Vice President & Trustee, Scudder Cash Investment
                         Trust (investment company)*
                         Trustee, Scudder Investment Trust (investment company)*
                         Trustee, Scudder Portfolio Trust (investment company)*
                         Trustee, Scudder Municipal Trust (investment company)*
                         Trustee, Scudder Securities Trust (investment company)*
                         Trustee, Scudder State Tax Free Trust (investment company)*
                         Trustee, Scudder Equity Trust (investment company)**
                         Vice President, Scudder U.S. Treasury Money Fund
                         (investment company)*


John T. Packard          Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         President, Montgomery Street Income Securities, Inc.
                         (investment company)/o/
                         Director, Scudder Realty Advisers, Inc. (realty investment adviser)/x/

Daniel Pierce            Chairman & Director, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                         Chairman & Director, Scudder New Europe Fund, Inc.
                         (investment company)**
                         Trustee, Scudder California Tax Free Trust (investment company)*
                         President & Trustee, Scudder Equity Trust (investment company)**
                         Director, The First Iberian Fund, Inc. (investment company)**
                         President & Trustee, Scudder GNMA Fund (investment company)*
                         President & Trustee, Scudder Portfolio Trust
                         (investment company)*
                         President & Trustee, Scudder Funds Trust (investment company)**
                         President & Director, Scudder Institutional Fund, Inc.
                         (investment company)**
                         President & Director, Scudder Fund, Inc. (investment company)**
                         Chairman & Director, Scudder International Fund, Inc.
                         (investment company)**
                         President & Trustee, Scudder Investment Trust
                         (investment company)*
                         Vice President & Trustee, Scudder Municipal Trust
                         (investment company)*
                         President & Director, Scudder Mutual Funds, Inc.
                         (investment company)**
                         Director, Scudder New Asia Fund, Inc. (investment company)**
                         President & Trustee, Scudder Securities Trust
                         (investment company)*
                         Trustee, Scudder State Tax Free Trust (investment company)*
                         Vice President & Trustee, Scudder Variable Life
                         Investment Fund (investment company)*
                         Director, The Brazil Fund, Inc. (until 7/94)
                         (investment company)**
                         Vice President & Assistant Treasurer, Montgomery
                         Street Income Securities, Inc. (investment company)/o/
                         Chairman, Vice President & Director, Scudder Global
                         Fund, Inc. (investment
                         company)**
                         Vice President, Director & Assistant Treasurer,
                         Scudder Investor Services, Inc. (broker/dealer)*
                         President & Director, Scudder Service Corporation
                         (in-house transfer agent)*
                         Chairman & President, Scudder, Stevens & Clark of
                         Canada, Ltd. (Canadian investment adviser), Toronto,
                         Ontario, Canada
                         President & Director, Scudder Precious Metals,
                         Inc./xxx/
                         Chairman & Director, Scudder Global Opportunities
                         Funds (investment company) Luxembourg
                         Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                         Director, Scudder Fund Accounting Corporation
                         (in-house fund accounting agent)*
                         Director, Vice President & Assistant Secretary,
                         Scudder Realty Holdings Corporation (a real estate holding company)*
                         Director, Scudder Latin America Investment Trust PLC
                         (investment company)/@/
                         Incorporator, Scudder Trust Company (a trust company)/+++/
                         Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                         Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                         Trustee, New EnglanD Aquarium, Boston MA

Kathryn L. Quirk         Director & Secretary, Scudder, Stevens & Clark, Inc.
                         (investment adviser)**
                         Vice President, Scudder Fund, Inc. (investment company)**
                         Vice President, Scudder Institutional Fund, Inc.
                         (investment company)**
                         Vice President & Assistant Secretary, Scudder World
                         Income Opportunities Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Korea Fund,
                         Inc. (investment company)**
                         Vice President & Assistant Secretary, The Argentina
                         Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Brazil Fund,
                         Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder
                         International Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder Equity
                         Trust (investment company)**
                         Vice President & Assistant Secretary, Scudder
                         Securities Trust (investment company)*
                         Vice President & Assistant Secretary, Scudder Funds
                         Trust (investment company)**
                         Vice President & Assistant Secretary, Scudder Global
                         Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Montgomery
                         Street Income Securities, Inc. (investment company)/o/
                         Vice President & Assistant Secretary, Scudder Mutual
                         Funds, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder New
                         Europe Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, Scudder
                         Variable Life Investment Fund (investment company)*
                         Vice President & Assistant Secretary, The First
                         Iberian Fund, Inc. (investment company)**
                         Vice President & Assistant Secretary, The Latin
                         America Dollar Income Fund, Inc. (investment company)**
                         Vice President & Secretary, AARP Growth Trust
                         (investment company)**
                         Vice President & Secretary, AARP Income Trust
                         (investment company)**
                         Vice President & Secretary, AARP Tax Free Income
                         Trust (investment company)**
                         Vice President & Secretary, AARP Cash Investment Funds
                         (investment company)**
                         Vice President, Scudder GNMA Fund (investment company)*
                         Vice President & Secretary, The Japan Fund, Inc.
                         (investment company)**
                         Director, Vice President & Secretary, Scudder Fund
                         Accounting Corporation (in-house fund accounting agent)*
                         Senior Vice President, Scudder Investor Services, Inc.
                         (broker/dealer)*
                         Director, Vice President & Secretary, Scudder Realty
                         Holdings Corporation (a real estate holding company)*
                         Vice President & Assistant Secretary, Scudder Precious
                         Metals, Inc./xxx/

Comelia M. Small         Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Vice President, Scudder Global Fund, Inc. (investment company)**
                         Vice President, AARP Cash Investment Funds (investment company)**
                         Vice President, AARP Growth Trust (investment company)**
                         Vice President, AARP Income Trust (investment company)**
                         Vice President, AARP Tax Free Income Trust (investment company)**

Edmond D. Villani        Director, President & Chief Executive Officer,
                         Scudder, Stevens & Clark, Inc. (investment adviser)**
                         Chairman & Director, Scudder New Asia Fund, Inc.
                         (investment company)**
                         Chairman & Director, The Argentina Fund, Inc.
                         (investment company)**
                         Director, Scudder Realty Advisors, Inc. (realty investment adviser)/x/
                         Supervisory Director, Scudder Mortgage Fund
                         (investment company)/+/
                         Chairman & Director, The Latin America Dollar Income
                         Fund, Inc. (investment company)**
                         Director, Scudder, Stevens & Clark Japan, Inc.
                         (investment adviser)/###/
                         Chairman & Director, Scudder World Income
                         Opportunities Fund, Inc. (investment company)**
                         Supervisory Director, Scudder Floating Rate Funds for
                         Fannie Mae Mortgage Securities I & II (investment company)/+/
                         Director, The Brazil Fund, Inc. (investment company)**
                         Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                         President & Director, Scudder, Stevens & Clark
                         Overseas Corporation/oo/
                         President & Director, Scudder, Stevens & Clark
                         Corporation (Delaware) (investment adviser)**
                         Director, IBJ Global Investment Management S.A.
                         (Luxembourg investment management company) Luxembourg,
                         Grand-Duchy of Luxembourg


Stephen A. Wohler        Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                         Vice President, Montgomery Street Income Securities,
                         Inc. (investment company)/o/


          SSC has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for purpose of this Item 28.


      *    Two International Place, Boston, MA

     /X/   333 South Hope Street, Los Angeles, CA

     **    345 Park Avenue, New York, NY

     /++/  Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL

     /+++/ 5 Industrial Way, Salem, NH

     /o/   101 California Street, San Francisco, CA

     /#/ Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564

     /+/   John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles

     /xx/  De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands
           Antilles

     /##/  2 Boulevard Royal, Luxembourg

     ***   BI 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan

     /xxx/ Grand Cayman, Cayman Islands, British West Indies

     /oo/  20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan

     /###/ 1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan

     /@/   c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon


          Business and Other Connections of Board Of Directors and Officers of Registrant's Investment Sub-Adviser, PNC Equity Advisors Company ("PEAC").


          The list required by this Item 28 of directors and officers of PEAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PEAC pursuant to the Investment Advisers Act of 1940. (SEC File No. 801-47711).

ITEM 29.  PRINCIPAL UNDERWRITERS.

     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


          All such accounts, books and other documents are maintained (i) at the offices of the Registrant, (ii) at the offices of Registrant's investment adviser, Horace Mann Investors, Inc., One Horace Mann Plaza, Springfield, Illinois 62715, (iii) at the offices of Registrant's investment subadvisers, Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110 and PNC Equity Advisors Company, 1600 Market Street, 27th Floor, Philadelphia, Pennsylvania 19103, or (iv) at the offices of Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31.  MANAGEMENT SERVICES.

          Not Applicable.

ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                               INDEX TO EXHIBITS
                               -----------------


Exhibit
Number              Title
------              -----
(1)       Declaration of Trust and Certificate of Trust of Registrant./1/
(2)       Bylaws of Registrant./1/
(3)       None.
(4)       None.
(5)       (a)      Management Agreement/2/
          *(a.1)   Letter Agreement
          (b)      Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and Scudder, Stevens & Clark, Inc./2/
          (c)      Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and PNC Equity Advisors Company/2/
          *(d)     Investment Sub-Advisory Agreement between Horace Mann
                   Investors, Inc. and Wellington Capital Management, LLP.
(6)       None
(7)       None
(8)       Custodian Services Agreement/2/
(9)       (a)      Transfer Agent Agreement/2/
          (b)      Money Transfer Services Agreement/2/
(10)      *Legal Opinion and Consent of Vedder, Price, Kaufman & Kammholz
(11)      *Consent of independent accountants.
(12)      Not applicable.
(13)      Investment Letter of initial investor in Registrant./2/
(14)      None.
(15)      None
(16)      Not applicable.
(18)      Not applicable.
(19)      Horace Mann Educators Corporation and Its Subsidiaries./2/
(20)      Powers of Attorney/2/
(27)      *Financial Data Schedule



*Filed herewith
_____________________________
     /1/Incorporated by reference to the initial Registration Statement filed on November 8, 1996.

     /2/Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on or about February 20, 1997.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, State of Illinois, on the 21st day of March, 1997.

                                    HORACE MANN MUTUAL FUNDS


                                    By:  /s/ George J. Zock
                                         ------------------
                                         George J. Zock, President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 21, 1997 on behalf of the following persons in the capacities indicated.


/s/ George J. Zock                          President (Principal Executive
--------------------------------------           Officer) and Trustee
    George J. Zock

/s/ William J. Kelly                        Treasurer (Principal Financial and
--------------------------------------      Accounting Officer)
    William J. Kelly

/s/ A. Thomas Arisman*                      Trustee
--------------------------------------
    A. Thomas Arisman

/s/ Larry K. Becker*                        Trustee
--------------------------------------
    Larry K. Becker

/s/ A. L. Gallop*                           Trustee
--------------------------------------
    A. L. Gallop

                                            Trustee
--------------------------------------
    Richard D. Lang
                                            Trustee
/s/ Edward L. Najim*
--------------------------------------
    Edward L. Najim

/s/ Harriet A. Russell*                     Trustee
--------------------------------------
    Harriet A. Russell



* George J. Zock signs this document pursuant to powers of attorney filed as
Exhibit 20 to Registrant's Pre-Effective Amendment No. 1 as filed on or about February 20, 1997.

/s/ George J. Zock
------------------
George J. Zock